                                                      Registration No. 333-42567

   As filed with the Securities and Exchange Commission on December 11, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6
                         POST-EFFECTIVE AMENDMENT NO. 6
                        TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                             (Exact Name of Trust)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)
                              2727-A Allen Parkway
                           Houston, Texas 77019-2191
         (Complete Address of Depositor's Principal Executive Offices)

                             Pauletta P. Cohn, Esq.
                   General Counsel, Life Insurance Operations
                        American General Life Companies
                               2929 Allen Parkway
                              Houston, Texas 77019
                (Name and Complete Address of Agent for Service)

                Title and Amount of Securities Being Registered:
                  An Indefinite Amount of Units of Interest in
                    American General Life Insurance Company
                             Separate Account VL-R
                     Under Variable Life Insurance Policies

Amount of Filing Fee:  None required.

It is proposed that this filing will become effective on January 2, 2002 pursuant to paragraph (b) of Rule 485.

Registrant elects to be governed by Rule 63-e(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Variable Life Insurance Policies described in the Prospectus.

                                      NOTE

This Post-Effective Amendment No. 6 to the Form S-6 Registration Statement No. 333-42567 ("Registration Statement") of American General Life Insurance Company ("Depositor") and its Separate Account VL-R ("Registrant") is being filed solely for the purposes of (a) including in the Registration Statement a supplement for the purpose of adding three additional investment options, (b) changing the name of one of the Funds and two of the investment options available under the Policies, (c) updating financials and (d) updating Part II information for the Depositor and the Registrant. All other pertinent information regarding this Registration Statement, including the Prospectus, was previously filed in Registrant's Post-Effective Amendment No. 5 on April 25, 2001, and is incorporated by reference herein.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                  RECONCILIATION AND TIE BETWEEN ITEMS IN FORM
                           N-8B-2 AND THE PROSPECTUS
                    (PURSUANT TO INSTRUCTION 4 OF FORM S-6)

                             CROSS REFERENCE SHEET

ITEM NO. OF FORM N-8B-2*                   PROSPECTUS CAPTION
------------------------                   ------------------
1                                      Additional Information:  Separate Account
                                        VL-R
2                                      Additional Information:  AGL.
3                                      Inapplicable.**
4                                      Additional Information:  Distribution of
                                        Policies.
5, 6                                   Additional Information:  Separate Account
                                        VL-R.
7                                      Inapplicable.**
8                                      Inapplicable.**
9                                      Additional Information:  Legal Matters.
10(a)                                  Additional Information:  Your
                                        Beneficiary, Assigning Your Policy.
10(b)                                  Basic Questions You May Have:  How will
                                        the value of my investment in a Policy
                                        change over time?
10(c)(d)                               Basic Questions You May Have:  How can
                                        I change my Policy's insurance coverage?
                                        How can I access my investment in a
                                        Policy? Can I choose the form in which
                                        AGL pays out any proceeds from my
                                        Policy?
10(e)                                  Basic Questions You May Have:  Must I
                                        invest any minimum amount in a policy?
10(f)                                  Additional Information: Voting
                                        Privileges.
10(g)(1), 10(g)(4), 10(h)(3), 10(h)(2) Basic Questions You May Have:  To what extent will AGL vary the terms and
                                        conditions of the Policies in particular
                                        cases? Additional Information: Voting
                                        Privileges; Additional Rights That We
                                        Have.
10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4) Inapplicable.**
10(i)                                  Additional Information:  Separate Account
                                        VL-R; Tax Effects.
11                                     Basic Questions You May Have: How will
                                        the value of my investment in a Policy
                                        change over time?
12(a)                                  Additional Information:  Separate Account
                                        VL-R. Front Cover.
12(b)                                  Inapplicable.**
12(c), 12(d)                           Inapplicable.**
12(e)                                  Inapplicable, because the Separate
                                        Account did not commence operations.
13(a)                                  Basic Questions You May Have:  What
                                        charges will AGL deduct from my
                                        investment in a Policy? What charges and
                                        expenses will the Mutual Funds deduct
                                        from the amounts I invest through my
                                        Policy? Additional Information: More
                                        About Policy Charges.
13(b)                                  Illustrations of Hypothetical Policy
                                        Benefits.
13(c)                                  Inapplicable.**
13(d)                                  Basic Questions You May Have: To what
                                        extent will AGL vary the terms and
                                        conditions of the Policy in particular
                                        cases?
13(e), 13(f), 13(g)                    None.
14                                     Basic Questions You May Have:  How can I
                                        invest money in a Policy?

15                                       Basic Questions You May Have:  How
                                          can I invest money in a Policy? How do
                                          I communicate with AGL?
16                                       Basic Questions You May Have:  How
                                          will the value of my investment in a
                                          Policy change over time? Additional
                                          Information: Separate Account VL-R.

ITEM NO.                                 ADDITIONAL INFORMATION
--------                                 ----------------------
17(a), 17(b)                             Captions referenced under Items 10(c),
                                          10(d), and 10(e).
17(c)                                    Inapplicable.**
18(a)                                    Captions referred to under Item 16.
18(b), 18(d)                             Inapplicable.**
18(c)                                    Additional Information: Separate
                                          Account VL-R.
19                                       Additional Information: Separate
                                          Account VL-R; Our Reports to Policy
                                          Owners.
20(a), 20(b), 20(c), 20(d), 20(e), 20(f) Inapplicable.**
21(a), 21(b)                             Basic Questions You May Have:  How can
                                          I access my investment in a Policy?
                                          Additional Information: Payment of
                                          Policy Proceeds.
21(c)                                    Inapplicable.**
22                                       Additional Information:  Payment of
                                          Policy Proceeds- Delay to Challenge
                                          Coverage.
23                                       Inapplicable.**
24                                       Additional Information.  Additional
                                          Rights That We Have.
25                                       Additional Information:  AGL.
26                                       Inapplicable, because the Separate
                                          Account has not yet commenced
                                          operations.
27                                       Additional Information:  AGL.
28                                       Additional Information:  AGL's
                                          Management.
29                                       Additional Information:  AGL.
30, 31, 32, 33, 34                       Inapplicable, because the Separate
                                          Account has not yet commenced
                                          operations.
35                                       Inapplicable.**
36                                       Inapplicable.**
37                                       None.
38, 39                                   Additional Information: Distribution of
                                          the Policies.
40                                       Inapplicable, because the Separate
                                          Account has not yet commenced
                                          operations.
41(a)                                    Additional Information:  Distribution
                                          of the Policies.
41(b), 41(c)                             Inapplicable.**
42, 43                                   Inapplicable, because the Separate
                                          Account has not yet commenced
                                          operations or issued any securities.
44(a)(1), 44(a)(2), 44(a)(3)             Basic Questions You May Have:  How will
                                          the value of my investment in a Policy
                                          change over time?
44(a)(4)                                 Additional Information:  Tax Effects-
                                          Our taxes.
44(a)(5), 44(a)(6)                       Basic Questions You May Have:  What
                                          charges will AGL deduct from my
                                          investment in a Policy?
44(b)                                    Inapplicable.**
44(c)                                    Caption referenced in 13(d) above.
45                                       Inapplicable, because the Separate
                                          Account has not yet commenced
                                          operations.
46(a)                                    Captions referenced in 44(a) above.
46(b)                                    Inapplicable.**
47, 48, 49                               None.
50                                       Inapplicable.**
51                                       Inapplicable.**

52(a), 52(c)                             Basic Questions You May Have:  To what
                                          extent can AGL vary the terms and
                                          conditions of the Policy in particular
                                          cases? Additional Information:
                                          Additional Rights That We Have.
52(b), 52(d)                             None.
53(a)                                    Additional Information: Tax Effects-
                                          Our taxes.
53(b), 54                                Inapplicable.**
55                                       Illustrations of Hypothetical Policy
                                          Benefits.
56-59                                    Inapplicable.**

* Registrant includes this Reconciliation and Tie in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Separate Account VL-R (Account) has previously filed a notice of registration as an investment company on Form N-8A under the Investment Company Act of 1940 (Act), and a Form N-8B-2 Registration Statement. Pursuant to Sections 8 and 30(b)(1) of the Investment Company Act of 1940 ("Act"), Rule 30a-1 under the Act, and Forms N-8B-2 and N-SAR under that Act, the Account will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission (Commission).

** Not required pursuant to either Instruction 1(a) as to the Prospectus as set out in Form S-6 or the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                         PLATINUM INVESTOR I/SM/ AND
                           PLATINUM INVESTOR II/SM/
                                FLEXIBLE PREMIUM
                         VARIABLE LIFE INSURANCE POLICY
                        SUPPLEMENT DATED JANUARY 2, 2002
                                       TO
                          PROSPECTUS DATED MAY 1, 2001
                       AS SUPPLEMENTED SEPTEMBER 4, 2001

     Effective January 2, 2002, American General Life Insurance Company ("AGL") is amending the prospectus for the purpose of adding three additional investment options and changing the name of one of the Funds and one of its related investment options available under the Policies.

     FIRST, on page one of the prospectus, add the following information to the chart of Funds, Investment Advisers and Investment Options.

                     FUND                            INVESTMENT ADVISER                             INVESTMENT OPTION
     -------------------------------------   ----------------------------------    -------------------------------------------------
*   Franklin Templeton Variable..........   Franklin Advisers, Inc.............    Franklin U.S. Government Fund - Class 2
     Insurance Products Trust               Franklin Mutual Advisers, LLC......    Mutual Shares Securities Fund - Class 2
                                            Templeton Investment Counsel, LLC..    Templeton International Securities Fund - Class 2

     SECOND, add the following information to the chart that begins on page 10 of the prospectus under "What charges and expenses will the Mutual Funds deduct from amounts I invest through my Policy?". Footnotes 2-12 to this chart appear in the prospectus and are not relevant to the addition of these investment options.

                                                                FUND                    OTHER FUND         TOTAL FUND
                                                             MANAGEMENT                 OPERATING          OPERATING
                                                            FEES (AFTER              EXPENSES (AFTER    EXPENSES (AFTER
                                                              EXPENSE       12B-1        EXPENSE            EXPENSE
NAME OF FUND                                               REIMBURSEMENT)    FEES     REIMBURSEMENT)     REIMBURSEMENT)
                                                           --------------   ------   ----------------   ----------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST: /1, 13/

Franklin U.S. Government Fund - Class 2 /14/                    0.51%       0.25%           0.01%              0.77%
Mutual Shares Securities Fund - Class 2                         0.60%       0.25%           0.20%              1.05%
Templeton International Securities Fund - Class 2               0.67%       0.25%           0.20%              1.12%

/1/ The Fund's advisers have entered into arrangements under which they pay certain amounts to AGL for services such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. The fees shown above for Total Fund Operating Expenses are unaffected by these arrangements. To the extent we receive these fees, we do not lower the Policy fees we charge you. We do not generate a profit from these fees, but only offset the cost of the services. (See "Certain Arrangements" on page 48 and "Services Agreements" on page 62.)
/13/ The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.
/14/ The Fund pays for administrative expenses indirectly through the Fund Management Fee.

     THIRD, on page 36 of the prospectus, the first paragraph is deleted in its entirety and replaced with the following:

     For record keeping and financial reporting purposes, Separate Account VL-R is divided into 68 separate "divisions," 44 of which correspond to the 44 variable "investment options" available since the inception of the Policy. The remaining 24 divisions, and some of these 44 divisions, represent investment options available under other variable life policies we offer. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     FOURTH, the name of the Ayco Large Cap Growth Fund I has been changed to Ayco Growth Fund. For a period of time certain reports we issue may refer to Ayco Growth Fund by its former name.

     FIFTH, the name of North American Funds Variable Product Series I has been changed to VALIC Company I. The name of the Money Market Fund investment option has been changed to Money Market I Fund. American General Advisers, the investment adviser for VALIC Company I, has changed its name to VALIC. For a period of time certain reports we issue may refer to VALIC Company I, Money Market I Fund and VALIC by their former names.

                        REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS


We have audited the accompanying statement of net assets of American General Life Insurance Company Separate Account VL-R - Platinum Investor Divisions (comprised of the following divisions: AIM V.I. International Equity Fund, AIM V.I. Value Fund, Ayco Large Cap Growth Fund I, Dreyfus IP MidCap Stock Portfolio, Dreyfus VIF Quality Bond Portfolio, Dreyfus VIF Small Cap Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Janus Aspen International Growth Portfolio-Service Shares, Janus Aspen Worldwide Growth Portfolio-Service Shares, Janus Aspen Aggressive Growth Portfolio-Service Shares, J.P. Morgan Small Company Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Capital Opportunities Series, MFS New Discovery Series, Neuberger Berman AMT Mid-Cap Growth Portfolio, North American-AG International Equities Fund, North American-AG MidCap Index Fund, North American-AG Money Market Fund, North American-AG Nasdaq-100 Index Fund, North American-AG Stock Index Fund, North American-AG Small Cap Index Fund, North American-T. Rowe Price Science & Technology Fund, PIMCO Short-Term Bond Portfolio Admin. Class, PIMCO Real Return Bond Portfolio Admin. Class, PIMCO Total Return Bond Portfolio Admin. Class, Putnam VT Diversified Income Fund-Class IB Shares, Putnam VT Growth and Income Fund Fund-Class IB Shares, Putnam VT International Growth and Income Fund-Class IB Shares, SAFECO RST-Equity Portfolio, SAFECO RST-Growth Opportunities Portfolio, UIF Equity Growth Portfolio, UIF High Yield Portfolio, Vanguard VIF High Yield Bond Portfolio, Vanguard VIF REIT Index Portfolio, and Van Kampen LIT Strategic Stock Portfolio-Class I Shares) (collectively, the "Separate Account") as of December 31, 2000, and the related statement of operations for the periods then ended and the statement of changes in net assets for the periods ended December 31, 2000 and 1999. The financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included

                                    VL-R-1
confirmation of securities owned as of December 31, 2000, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting Separate Account VL-R - Platinum Investor Divisions at December 31, 2000, the results of their operations for the periods ended December 31, 2000 and changes in their net assets for the periods ended December 31, 2000 and 1999, in conformity with accounting principles generally accepted in the United States.


                               ERNST & YOUNG LLP

Houston, Texas
March 5, 2001

                                    VL-R-2

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

SUMMARY OF FINANCIAL STATEMENTS

                                                                                      ALL DIVISIONS
                                                                                     --------------
STATEMENT OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
     Investment securities - at market (cost $112,821,387)                           $  101,058,131
     Due from American General Life Insurance Company                                        11,263
                                                                                     -------------

         NET ASSETS                                                                  $  101,069,394
                                                                                     ==============


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
     Dividends from mutual funds                                                     $    1,491,035

EXPENSES:
     Mortality and expense risk and administrative fees                                  (2,139,530)
                                                                                     --------------
         NET INVESTMENT LOSS                                                               (648,495)
                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                     1,401,981
     Capital gain distributions from mutual funds                                         6,912,798
     Net unrealized depreciation of investments during the year                         (16,371,331)
                                                                                     --------------
         NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                 (8,056,552)
                                                                                     --------------

         DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $   (8,705,047)
                                                                                     ==============


STATEMENTS OF CHANGES IN NET ASSETS                                                            ALL DIVISIONS
                                                                                     ----------------------------------
                                                                                          2000               1999
                                                                                     ----------------------------------
OPERATIONS:
     Net investment loss                                                             $     (648,495)      $    (418,384)
     Net realized gain on investments                                                     1,401,981             319,326
     Capital gain distributions from mutual funds                                         6,912,798             968,029
     Net unrealized appreciation (depreciation) of investments during the year          (16,371,331)          4,188,998
                                                                                     --------------       -------------
         Increase (decrease) in net assets resulting from operations                     (8,705,047)          5,057,969
                                                                                     --------------       -------------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                                        62,375,862          39,086,929
     Purchase payments from internal rollover transactions                                7,550,436           6,371,853
     Cost of insurance and maintenance charges                                          (10,375,835)         (4,042,521)
     Policy loans                                                                        (1,093,573)         (2,664,047)
     Terminations, withdrawals and net transfers                                         (1,809,544)           (290,342)
                                                                                     --------------       -------------
         Increase in net assets resulting from principal transactions                    56,647,346          38,461,872
                                                                                     --------------       -------------
     TOTAL INCREASE IN NET ASSETS                                                        47,942,299          43,519,841

NET ASSETS:
     Beginning of year                                                                   53,127,095           9,607,254
                                                                                     --------------       -------------
     End of year                                                                     $  101,069,394       $  53,127,095
                                                                                     ==============       =============

See accompanying notes.

                                    VL-R-3

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                     DIVISIONS
                                                                                 --------------------------------------------------
                                                                                    AIM V.I.
                                                                                 International    AIM V.I. Value   Ayco Large Cap
                                                                                  Equity Fund          Fund       Growth Fund I (1)
                                                                                 -------------   ---------------  -----------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
     Investment securities - at market                                             $ 3,815,776    $ 12,199,159       $     8,296
     Due from (to) American General Life Insurance Company                                 287             979                (3)
                                                                                   -----------    ------------       -----------

         NET ASSETS                                                                $ 3,816,063    $ 12,200,138       $     8,293
                                                                                   ===========    ============       ===========

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
     Dividends from mutual funds                                                   $     9,435    $     14,777       $         8

EXPENSES:
     Mortality and expense risk and administrative fees                                (30,646)       (184,384)               25
                                                                                   -----------    ------------       -----------
         NET INVESTMENT INCOME (LOSS)                                                  (21,211)       (169,607)               33
                                                                                   -----------    ------------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                           295,131         295,322                 -
     Capital gain distributions from mutual funds                                      241,532         514,795                 -
     Net unrealized appreciation (depreciation) of investments during the year      (1,612,830)     (2,732,337)             (417)
                                                                                   -----------    ------------       -----------
         NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     (1,076,167)     (1,922,220)             (417)
                                                                                   -----------    ------------       -----------

         INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $(1,097,378)   $ (2,091,827)      $      (384)
                                                                                   ===========    ============       ===========


(1)  Since inception December 2000.
(2)  Since inception November 2000.


         See accompanying notes.

                                    VL-R-4

                                                       DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Janus Aspen
                                                                                                   Janus Aspen      Worldwide Growth
    Dreyfus IP       Dreyfus VIF                       Fidelity VIP Equity-                        International       Portfolio -
  MidCap Stock      Quality Bond   Dreyfus VIF Small    Income Portfolio     Fidelity VIP Growth  Growth Portfolio -     Service
   Portfolio (1)      Portfolio      Cap Portfolio           (2)                Portfolio (2)     Service Shares (1)    Shares (1)
------------------ -------------   -----------------  ---------------------  -------------------  -------------------- -------------
$     5,784         $ 6,731,100      $  6,034,118        $    12,789               $ 113,515           $  11,664        $  53,786
         (1)                576               486                339                      (3)                  3               (2)
-----------         -----------      ------------        -----------               ---------           ---------        ---------

$     5,783         $ 6,731,676      $  6,034,604        $    13,128               $ 113,512           $  11,667        $  53,784
===========         ===========      ============        ===========               =========           =========        =========


$        10         $   330,669      $     19,878        $         -               $       -           $       9        $      15


         (4)            (55,763)          (45,702)                (4)                 (2,496)                (33)             (32)
-----------         -----------      ------------        -----------               ---------           ---------        ---------
          6             274,906           (25,824)                (4)                 (2,496)                (24)             (17)
-----------         -----------      ------------        -----------               ---------           ---------        ---------


          -             (29,853)          218,126                  -                  (1,013)                (32)               -
         87                   -         2,606,064                  -                       -                   -                -
        248             299,624        (2,392,534)               340                  (2,525)                 41              (73)
-----------         -----------      ------------        -----------               ---------           ---------        ---------
        335             269,771           431,656                340                  (3,538)                  9              (73)
-----------         -----------      ------------        -----------               ---------           ---------        ---------

$       341         $   544,677      $    405,832        $       336               $  (6,034)          $     (15)       $     (90)
===========         ===========      ============        ===========               =========           =========        =========

                                    VL-R-5

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                     DIVISIONS
                                                                            --------------------------------------------------------
                                                                                Janus Aspen
                                                                                Aggressive        J.P. Morgan Small
                                                                             Growth Portfolio -   Company Portfolio    MFS Emerging
                                                                             Service Shares (1)          (2)          Growth Series
                                                                            --------------------  ------------------  --------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
     Investment securities - at market                                         $          7,490     $     2,893       $ 10,923,015
     Due from (to) American General Life Insurance Company                                 (807)              -                915
                                                                               ----------------     -----------       ------------

         NET ASSETS                                                            $          6,683     $     2,893       $ 10,923,930
                                                                               ================     ===========       ============


STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
     Dividends from mutual funds                                               $              -     $         -       $          -

EXPENSES:
     Mortality and expense risk and administrative fees                                      14             (13)           (88,865)
                                                                               ----------------     -----------       ------------
         NET INVESTMENT INCOME (LOSS)                                                        14             (13)           (88,865)
                                                                               ----------------     -----------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                                  -               -            408,360
     Capital gain distributions from mutual funds                                             -               -            467,445
     Net unrealized appreciation (depreciation) of investments during the year             (246)            189         (3,412,811)
                                                                               ----------------     -----------       ------------
         NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                            (246)            189         (2,537,006)
                                                                               ----------------     -----------       ------------

         INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $           (232)    $       176       $ (2,625,871)
                                                                               ================     ===========       ============


(1) Since inception November 2000.
(2) Since inception December 2000.



      See accompanying notes.

                                    VL-R-6

                                                       DIVISIONS
---------------------------------------------------------------------------------------------------------------------------

                                                  Neuberger Berman
                  MFS Capital                        AMT Mid-Cap    North American -   North American -    North American -
MFS Research    Opportunities  MFS New Discovery       Growth       AG International   AG MidCap Index     AG Money Market
 Series (2)       Series (2)       Series (2)       Portfolio (2)   Equities Fund         Fund                  Fund
------------    -------------  -----------------  ----------------  ----------------  ----------------     ----------------
$     29,394     $          -  $           6,928  $        103,234  $     1,088,712   $      5,883,402     $     10,292,109
          (1)             858               (952)               (2)            (324)               487                  847
------------    -------------  -----------------  ----------------  ---------------   ----------------     ----------------

$     29,393     $        858  $           5,976  $        103,232  $     1,088,388   $      5,883,889     $     10,292,956
============     ============  =================  ================  ===============   ================     ================
$          -     $          -  $               -  $              -  $         8,780   $         38,169     $        502,009

         (18)              (2)                 3            (4,798)          (9,817)           (33,288)          (1,192,542)
------------     ------------  -----------------  ----------------  ---------------   ----------------     ----------------
         (18)              (2)                 3            (4,798)          (1,037)             4,881             (690,533)
------------     ------------  -----------------  ----------------  ---------------   ----------------     ----------------
           -                -                  -            (3,001)           2,268            (14,243)                   -
           -                -                  -                 -          128,988          1,278,577                    -
          59                -                 37              (458)        (287,902)          (743,776)                   -
------------     ------------  -----------------  ----------------  ---------------   ----------------     ----------------
          59                -                 37            (3,459)        (156,646)           520,558                    -
------------     ------------  -----------------  ----------------  ---------------   ----------------     ----------------

$         41     $         (2) $              40  $         (8,257) $      (157,683)  $        525,439     $       (690,533)
============     ============  =================  ================  ===============   ================     ================

                                    VL-R-7

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                      DIVISIONS
                                                                                ----------------------------------------------------
                                                                                North American - North American - North American -
                                                                                AG Nasdaq - 100  AG Stock Index     AG Small Cap
                                                                                 Index Fund (1)        Fund        Index Fund (1)
                                                                                ---------------- ---------------- ------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
     Investment securities - at market                                                $ 23,441    $ 17,532,418         $     -
     Due from (to) American General Life Insurance Company                                  16           1,483           1,026
                                                                                      --------    ------------         -------

         NET ASSETS                                                                   $ 23,457    $ 17,533,901         $ 1,026
                                                                                      ========    ============         =======


STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
     Dividends from mutual funds                                                      $      6    $    126,783         $     -

EXPENSES:
     Mortality and expense risk and administrative fees                                   (757)       (289,713)             (2)
                                                                                      --------    ------------         -------
         NET INVESTMENT INCOME (LOSS)                                                     (751)       (162,930)             (2)
                                                                                      --------    ------------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                                 -         241,938               -
     Capital gain distributions from mutual funds                                            -         476,215               -
     Net unrealized appreciation (depreciation) of investments during the year          (5,126)     (2,482,593)              -
                                                                                      --------    ------------         -------
         NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                         (5,126)     (1,764,440)              -
                                                                                      --------    ------------         -------

         INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (5,877)   $ (1,927,370)        $    (2)
                                                                                      ========    ============         =======

(1) Since inception December 2000.

     See accompanying notes.

                                    VL-R-8

                                                             DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Putnam VT
North American - T.      PIMCO Short-        PIMCO Real        PIMCO Total         Putnam VT        Putnam VT          International
Rowe Price Science        Term Bond          Return Bond       Return Bond        Diversified       Growth and          Growth and
& Technology Fund      Portfolio Admin.   Portfolio Admin.   Portfolio Admin.    Income Fund -     Income Fund -      Income Fund -
       (1)                Class (1)          Class (1)          Class (1)       Class IB Shares   Class IB Shares    Class IB Shares
------------------     ----------------   ----------------   ----------------   ---------------   ---------------    ---------------
$            5,565     $         26,927   $              -   $              -   $     1,018,282   $     4,032,118    $    2,595,449
              (796)                   -                564                561               155               369             1,207
------------------     ----------------   ----------------   ----------------   ---------------   ---------------    --------------

$            4,769     $         26,927   $            564   $            561   $     1,018,437   $     4,032,487    $    2,596,656
------------------     ----------------   ----------------   ----------------   ---------------   ---------------    --------------




$                -     $             25   $              -   $              -   $        75,607   $        47,920    $       69,877


                (3)                 (17)                 1                 (1)           (2,223)           16,944           (24,296)
------------------     ----------------   ----------------   ----------------   ---------------   ---------------    --------------
                (3)                   8                  1                 (1)           73,384            64,864            45,581
------------------     ----------------   ----------------   ----------------   ---------------   ---------------    --------------

                 -                    -                  -                  -           (43,714)         (174,805)            9,555
                 -                    -                  -                  -                 -           229,780           154,309
              (237)                  21                  -                  -           (37,643)          145,753          (175,763)
------------------     ----------------   ----------------   ----------------   ---------------   ---------------    --------------
              (237)                  21                  -                  -           (81,357)          200,728           (11,899)
------------------     ----------------   ----------------   ----------------   ---------------   ---------------    --------------

$             (240)    $             29   $              1   $             (1)  $        (7,973)  $       265,592    $       33,682
==================     ================   ================   ================   ===============   ===============    ==============

                                    VL-R-9

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                    DIVISIONS
                                                                                ----------------------------------------------------
                                                                                                     SAFECO RST-
                                                                                                       Growth
                                                                                  SAFECO RST-       Opportunities  UIF Equity Growth
                                                                                Equity Portfolio      Portfolio        Portfolio
                                                                                ----------------    -------------  -----------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
     Investment securities - at market                                          $      5,624,462    $   3,335,361  $      6,698,451
     Due from American General Life Insurance Company                                      1,180              247               529
                                                                                ----------------    -------------  ----------------

         NET ASSETS                                                             $      5,625,642    $   3,335,608  $      6,698,980
                                                                                ================    =============  ================

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
     Dividends from mutual funds                                                $         43,090    $           -  $              -

EXPENSES:
     Mortality and expense risk and administrative fees                                  (46,316)         (23,729)          (67,571)
                                                                                ----------------    -------------  ----------------
         NET INVESTMENT INCOME (LOSS)                                                     (3,226)         (23,729)          (67,571)
                                                                                ----------------    -------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                            (113,835)          51,044           304,377
     Capital gain distributions from mutual funds                                              -          363,673           430,889
     Net unrealized appreciation (depreciation) of investments during the year          (360,317)        (661,337)       (1,693,012)
                                                                                ----------------    -------------  ----------------
         NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                         (474,152)        (246,620)         (957,746)
                                                                                ----------------    -------------  ----------------

         INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $       (477,378)   $    (270,349) $     (1,025,317)
                                                                                ================    =============  ================

(1)  Since Inception December 2000.

        See accompanying notes.

                                    VL-R-10

                            DIVISIONS
----------------------------------------------------------------------
                                                     Van Kampen LIT
                  Vanguard VIF     Vanguard VIF      Strategic Stock
UIF High Yield   High Yield Bond    REIT Index     Portfolio - Class I
  Portfolio       Portfolio (1)    Portfolio (1)         Shares
--------------   ---------------   -------------   -------------------


$    1,666,741   $             -   $       1,145   $         1,174,607
           134               564               -                   342
--------------   ---------------   -------------   -------------------

$    1,666,875   $           564   $       1,145   $         1,174,949
==============   ===============   =============   ===================





$      194,199   $             -   $           -   $             9,769


       (20,152)                1              12               (33,343)
--------------   ---------------   -------------   -------------------
       174,047                 1              12               (23,574)
--------------   ---------------   -------------   -------------------

       (16,049)                -               -               (27,595)
             -                 -               -                20,444
      (342,805)                -              14               127,085
--------------   ---------------   -------------   -------------------
      (358,854)                -              14               119,934
--------------   ---------------   -------------   -------------------

$     (184,807)  $             1   $          26   $            96,360
==============   ===============   =============   ===================

                                    VL-R-11

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                      DIVISIONS
                                                                                    ------------------------------------------------

                                                                                      AIM V.I.
                                                                                    International   AIM V.I. Value    Ayco Large Cap
                                                                                     Equity Fund         Fund        Growth Fund (1)
                                                                                    -------------   --------------   ---------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
     Net investment income (loss)                                                   $     (21,211)  $     (169,607)  $           33
     Net realized gain (loss) on investments                                              295,131          295,322                -
     Capital gain distributions from mutual funds                                         241,532          514,795                -
     Net unrealized appreciation (depreciation) of investments during the year         (1,612,830)      (2,732,337)            (417)
                                                                                    -------------   --------------   --------------
         Increase (decrease) in net assets resulting from operations                   (1,097,378)      (2,091,827)            (384)
                                                                                    -------------   --------------   --------------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                                         796,946        2,231,610                -
     Purchase payments from internal rollover transactions                                 25,127           41,361                -
     Cost of insurance and maintenance charges                                           (433,872)      (1,124,681)               -
     Policy loans                                                                          33,161           23,502                -
     Terminations, withdrawals and net transfers                                        2,296,814        5,868,650            8,677
                                                                                    -------------   --------------   --------------
         Increase in net assets resulting from principal transactions                   2,718,176        7,040,442            8,677
                                                                                    -------------   --------------   --------------
     TOTAL INCREASE IN NET ASSETS                                                       1,620,798        4,948,615            8,293

NET ASSETS:
     Beginning of year                                                                  2,195,265        7,251,523                -
                                                                                    -------------   --------------   --------------
     End of year                                                                    $   3,816,063   $   12,200,138   $        8,293
                                                                                    =============   ==============   ==============

UNITS OUTSTANDING, END OF PERIOD:                                                     343,503.148      961,067.888          852.830

VALUE PER UNIT:                                                                     $   11.109252   $    12.694356   $     9.723617

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1999

OPERATIONS:
     Net investment income (loss)                                                   $     (15,926)  $      (37,789)  $            -
     Net realized gain (loss) on investments                                               21,154           25,143                -
     Capital gain distributions from mutual funds                                          58,038           96,007                -
     Net unrealized appreciation (depreciation) of investments during the year            529,122          857,137                -
                                                                                    -------------   --------------   --------------
         Increase (decrease) in net assets resulting from operations                      592,388          940,498                -
                                                                                    -------------   --------------   --------------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                                         286,903          984,166                -
     Purchase payments from internal rollover transactions                                  2,644           89,183                -
     Cost of insurance and maintenance charges                                            (64,377)        (334,169)               -
     Policy loans                                                                         (10,656)        (106,562)               -
     Terminations, withdrawals and net transfers                                        1,084,795        5,096,907                -
                                                                                    -------------   --------------   --------------
         Increase in net assets resulting from principal transactions                   1,299,309        5,729,525                -
                                                                                    -------------   --------------   --------------
     TOTAL INCREASE IN NET ASSETS                                                       1,891,697        6,670,023                -

NET ASSETS:
     Beginning of year                                                                    303,568          581,500                -
                                                                                    -------------   --------------   --------------
     End of year                                                                    $   2,195,265   $    7,251,523   $            -
                                                                                    =============   ==============   ==============

UNITS OUTSTANDING, END OF PERIOD:                                                     144,345.508      483,928.161                -

VALUE PER UNIT:                                                                     $   15.208402   $    14.984710   $            -

(1)  Since inception December 2000.
(2)  Since inception November 2000.


       See accompanying notes.

                                    VL-R-12


                                                        DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity                                   Janus Aspen          Janus Aspen
  Dreyfus IP     Dreyfus VIF                        VIP Equity-                               International       Worldwide Growth
 MidCap Stock    Quality Bond   Dreyfus VIF Small   Income Portfolio   Fedelity VIP Growth  Growth Portfolio -   Portfolio - Service
 Portfolio (1)     Portfolio      Cap Portfolio          (2)             Portfolio (2)      Service Shares (1)       Shares (1)
-------------    ------------   -----------------   ----------------   -------------------  ------------------   -------------------
$           6    $    274,906   $        (25,824)    $           (4)   $          (2,496)   $             (24)   $              (17)
            -         (29,853)           218,126                  -               (1,013)                 (32)                    -
           87               -          2,606,064                  -                    -                    -                     -
          248         299,624         (2,392,534)               340               (2,525)                  41                   (73)
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
          341         544,677            405,832                336               (6,034)                 (15)                  (90)
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------

            -         592,079            844,458                136                   65                  150                     -
            -               -              5,843                  -                    -                    -                     -
            -        (455,287)          (434,167)                 -                    -                    -                     -
            -          70,169             (8,128)                 -                    -                    -                     -
        5,442       3,677,345          3,393,747             12,656              119,481               11,532                53,874
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
        5,442       3,884,306          3,801,753             12,792              119,546               11,682                53,874
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
        5,783       4,428,983          4,207,585             13,128              113,512               11,667                53,784


            -       2,302,693          1,827,019                  -                    -                    -                     -
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
$       5,783    $  6,731,676   $      6,034,604     $       13,128    $         113,512    $          11,667    $           53,784
=============    ============   ================     ==============    =================    =================    ==================

      589.240     611,171.527        468,476.170          1,298.375           12,688.881            1,302.400             5,971.961

$    9.814198    $  11.014381   $      12.881347     $    10.111470    $        8.945794    $        8.958088    $         9.006153





$           -    $     55,667   $        (24,537)    $            -    $               -    $               -    $                -
            -         (14,321)             2,452                  -                    -                    -                     -
            -               -                  -                  -                    -                    -                     -
            -         (58,368)           267,550                  -                    -                    -                     -
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
            -         (17,022)           245,465                  -                    -                    -                     -
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------



            -         329,825            371,635                  -                    -                    -                     -
            -           2,644              1,999                  -                    -                    -                     -
            -         (91,579)          (188,171)                 -                    -                    -                     -
            -         (55,945)           (39,961)                 -                    -                    -                     -
            -       1,923,862            988,970                  -                    -                    -                     -
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
            -       2,108,807          1,134,472                  -                    -                    -                     -
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
            -       2,091,785          1,379,937                  -                    -                    -                     -



            -         210,908            447,082                  -                    -                    -                     -
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
$           -    $  2,302,693   $      1,827,019     $            -    $               -    $               -    $                -
=============    ============   ================     ==============    =================    =================    ==================

            -     230,742.366        159,509.564                  -                    -                    -                     -

$           -    $   9.979496   $      11.453979     $            -    $               -    $               -    $                -


                                    VL-R-13

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                      DIVISIONS
                                                                               -----------------------------------------------------
                                                                                   Janus Aspen
                                                                                   Aggressive      J.P. Morgan Small
                                                                               Growth Portfolio -  Company Portfolio    MFS Emerging
                                                                               Service Shares (1)         (2)          Growth Series
                                                                               ------------------  -----------------   -------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
   Net investment income (loss)                                                $               14  $             (13)  $    (88,865)
   Net realized gain (loss) on investments                                                      -                  -        408,360
   Capital gain distributions from mutual funds                                                 -                  -        467,445
   Net unrealized appreciation (depreciation) of investments during the year                 (246)               189     (3,412,811)
                                                                               ------------------  -----------------   ------------
       Increase (decrease) in net assets resulting from operations                           (232)               176     (2,625,871)
                                                                               ------------------  -----------------   ------------

PRINCIPAL TRANSACTIONS:
   Net premiums                                                                                29                 39      1,806,994
   Purchase payments from internal rollover transactions                                        -                  -         53,922
   Cost of insurance and maintenance charges                                                  (60)                 -       (744,093)
   Policy loans                                                                                 -                  -        (74,541)
   Terminations, withdrawals and net transfers                                              6,946              2,678      8,126,645
                                                                               ------------------  -----------------   ------------
       Increase in net assets resulting from principal transactions                         6,915              2,717      9,168,927
                                                                               ------------------  -----------------   ------------
   TOTAL INCREASE IN NET ASSETS                                                             6,683              2,893      6,543,056

NET ASSETS:
   Beginning of year                                                                            -                  -      4,380,874
                                                                               ------------------  -----------------   ------------
   End of year                                                                 $            6,683  $           2,893   $ 10,923,930
                                                                               ==================  =================   ============

UNITS OUTSTANDING, END OF PERIOD:                                                         861.017            306.563    657,978.793

VALUE PER UNIT:                                                                $         7.761251  $        9.436826   $  16.602253

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1999

OPERATIONS:
   Net investment income (loss)                                                $                -  $               -   $     13,224
   Net realized gain on investments                                                             -                  -         67,519
   Capital gain distributions from mutual funds                                                 -                  -              -
   Net unrealized appreciation (depreciation) of investments during the year                    -                  -      1,407,958
                                                                               ------------------  -----------------   ------------
       Increase (decrease) in net assets resulting from operations                              -                  -      1,488,701
                                                                               ------------------  -----------------   ------------

PRINCIPAL TRANSACTIONS:
   Net premiums                                                                                 -                  -        498,236
   Purchase payments from internal rollover transactions                                        -                  -         89,183
   Cost of insurance and maintenance charges                                                    -                  -       (157,435)
   Policy loans                                                                                 -                  -        (85,249)
   Terminations, withdrawals and net transfers                                                  -                  -      2,205,588
                                                                               ------------------  -----------------   ------------
       Increase in net assets resulting from principal transactions                             -                  -      2,550,323
                                                                               ------------------  -----------------   ------------
   TOTAL INCREASE IN NET ASSETS                                                                 -                  -      4,039,024

NET ASSETS:
   Beginning of year                                                                            -                  -        341,850
                                                                               ------------------  -----------------   ------------
   End of year                                                                 $                -  $               -   $  4,380,874
                                                                               ==================  =================   ============

UNITS OUTSTANDING, END OF PERIOD:                                                               -                  -    210,553.680

VALUE PER UNIT:                                                                $                -  $               -   $  20.806447

(1)  Since inception November 2000.
(2)  Since inception December 2000.


        See accompanying notes.

                                    VL-R-14

                                                          DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------

                 MFS Capital                          Neuberger Berman     North American -    North American -     North American -
MFS Research    Opportunities   MFS New Discovery      AMT Mid-Cap         AG International    AG MidCap Index      AG Money Market
 Series (2)      Series (2)        Series (2)       Growth Profolio (2)     Equities Fund           Fund                 Fund
------------    -------------   -----------------   -------------------    ----------------    ----------------     ----------------
$        (18)   $          (2)  $               3   $            (4,798)   $         (1,037)   $          4,881     $      (690,533)
           -                -                   -                (3,001)              2,268             (14,243)                  -
           -                -                   -                     -             128,988           1,278,577                   -
          59                -                  37                  (458)           (287,902)           (743,776)                  -
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
          41               (2)                 40                (8,257)           (157,683)            525,439            (690,533)
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------


           -               34                  68                    36             146,223             745,532          45,679,836
           -                -                   -                     -                 386               2,329           7,228,677
           -               (8)                  -                     -            (103,391)           (369,033)         (2,979,374)
           -                -                   -                     -                (272)             68,927          (1,043,919)
      29,352              834               5,868               111,453             782,668           3,045,643         (45,185,662)
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
      29,352              860               5,936               111,489             825,614           3,493,398           3,699,558
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
      29,393              858               5,976               103,232             667,931           4,018,837           3,009,025


           -                -                   -                     -             420,457           1,865,052           7,283,931
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
$     29,393    $         858   $           5,976   $           103,232    $      1,088,388    $      5,883,889     $    10,292,956
============    =============   =================   ===================    ================    ================     ===============

   3,266.797           96.135             639.747            12,427.475          97,047.375         395,606.281         917,345.841

$   8.997476    $    8.922557   $        9.341320   $          8.306729    $      11.215019    $      14.873092     $     11.220366





$          -    $           -   $               -   $                 -    $         (4,331)   $          1,657     $      (421,477)
           -                -                   -                     -               3,319              14,314                   -
           -                -                   -                     -           19,333.00          397,105.00                   -
           -                -                   -                     -              42,209            (228,619)                  -
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
           -                -                   -                     -              60,530             184,457            (421,477)
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------

           -                -                   -                     -              79,364             252,322          31,550,723
           -                -                   -                     -                   -              29,388           6,018,001
           -                -                   -                     -             (42,399)            (88,570)         (1,297,670)
           -                -                   -                     -                   -              (2,664)         (2,213,823)
           -                -                   -                     -             275,680           1,254,917         (29,863,802)
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
           -                -                   -                     -             312,645           1,445,393           4,193,429
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
           -                -                   -                     -             373,175           1,629,850           3,771,952


           -                -                   -                     -              47,282             235,202           3,511,979
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
$          -    $           -   $               -   $                 -    $        420,457    $      1,865,052     $     7,283,931
============    =============   =================   ===================    ================    ================     ===============

           -                -                   -                     -          30,772.162         145,099.120         683,020.883

$          -    $           -   $               -   $                 -    $      13.663545    $      12.853645     $     10.664287


                                   VL-R-15

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                    DIVISIONS
                                                                                ----------------------------------------------------
                                                                                North American - North American - North American -
                                                                                AG Nasdaq - 100  AG Stock Index     AG Small Cap
                                                                                 Index Fund (1)       Fund         Index Fund (1)
                                                                                ---------------- ---------------- ------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
     Net investment income (loss)                                                    $     (751) $     (162,930)     $       (2)
     Net realized gain (loss) on investments                                                  -         241,938               -
     Capital gain distributions from mutual funds                                             -         476,215               -
     Net unrealized appreciation (depreciation) of investments during the year           (5,126)     (2,482,593)              -
                                                                                     ----------  --------------      ----------
         Increase (decrease) in net assets resulting from operations                     (5,877)     (1,927,370)             (2)
                                                                                     ----------  --------------      ----------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                                        29,325       4,260,120              53
     Purchase payments from internal rollover transactions                                    -         147,430               -
     Cost of insurance and maintenance charges                                                -      (1,268,324)            (20)
     Policy loans                                                                             -        (155,885)              -
     Terminations, withdrawals and net transfers                                              9       5,313,226             995
                                                                                     ----------  --------------      ----------
         Increase in net assets resulting from principal transactions                    29,334       8,296,567           1,028
                                                                                     ----------  --------------      ----------
     TOTAL INCREASE IN NET ASSETS                                                        23,457       6,369,197           1,026

NET ASSETS:
     Beginning of year                                                                        -      11,164,704               -
                                                                                     ----------  --------------      ----------
     End of year                                                                     $   23,457  $   17,533,901      $    1,026
                                                                                     ==========  ==============      ==========

UNITS OUTSTANDING, END OF PERIOD:                                                     3,215.675   1,435,517.445         104.852

VALUE PER UNIT:                                                                      $ 7.294648  $    12.214342      $ 9.782059

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1999

OPERATIONS:
     Net investment income (loss)                                                    $        -  $       25,514      $        -
     Net realized gain (loss) on investments                                                  -         184,308               -
     Capital gain distributions from mutual funds                                             -          86,440               -
     Net unrealized appreciation (depreciation) of investments during the year                -         838,489               -
                                                                                     ----------  --------------      ----------
         Increase (decrease) in net assets resulting from operations                          -       1,134,751               -
                                                                                     ----------  --------------      ----------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                                             -       2,009,489               -
     Purchase payments from internal rollover transactions                                    -          95,070               -
     Cost of insurance and maintenance charges                                                -        (699,593)              -
     Policy loans                                                                             -         (47,953)              -
     Terminations, withdrawals and net transfers                                              -       7,390,664               -
                                                                                     ----------  --------------      ----------
         Increase in net assets resulting from principal transactions                         -       8,747,677               -
                                                                                     ----------  --------------      ----------
     TOTAL INCREASE IN NET ASSETS                                                             -       9,882,428               -

NET ASSETS:
     Beginning of year                                                                        -       1,282,276               -
                                                                                     ----------  --------------      ----------
     End of year                                                                     $        -  $   11,164,704      $        -
                                                                                     ==========  ==============      ==========

UNITS OUTSTANDING, END OF PERIOD:                                                             -     822,382.117               -

VALUE PER UNIT:                                                                      $        -  $    13.576054      $        -

(1)  Since inception December 2000.

       See accompanying notes.

                                    VL-R-16

                                                             DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Putnam VT
North American - T.      PIMCO Short-        PIMCO Real       PIMCO Total        Putnam VT         Putnam VT         International
Rowe Price Science        Term Bond          Return Bond      Return Bond       Diversified        Growth and          Growth and
& Technology Fund      Portfolio Admin.    Portfolio Admin. Portfolio Admin.    Income Fund -     Income Fund -      Income Fund -
       (1)                Class (1)           Class (1)        Class (1)       Class IB Shares   Class IB Shares    Class IB Shares
-------------------    ----------------    ---------------- ----------------   ---------------   ---------------    ----------------


         $      (3)          $        8          $        1       $       (1)     $     73,384      $     64,864       $     45,581
                 -                    -                   -                -           (43,714)         (174,805)             9,555
                 -                    -                   -                -                 -           229,780            154,309
              (237)                  21                   -                -           (37,643)          145,753           (175,763)
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
              (240)                  29                   1               (1)           (7,973)          265,592             33,682
         ---------           ----------          ----------       ----------      ------------      ------------       ------------

                 -                   41                  20               20           191,539           908,484            510,220
                 -                    -                   -                -                 -            (7,178)               386
               (29)                   -                   -                -           (82,662)         (535,691)          (253,221)
                 -                    -                   -                -           (31,393)           17,009             (2,790)
             5,038               26,857                 543              542           123,715           763,530          1,267,656
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
             5,009               26,898                 563              562           201,199         1,146,154          1,522,251
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
             4,769               26,927                 564              561           193,226         1,411,746          1,555,933


                 -                    -                   -                -           825,211         2,620,741          1,040,723
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
         $   4,769           $   26,927          $      564       $      561      $  1,018,437      $  4,032,487       $  2,596,656
         =========           ==========          ==========       ==========      ============      ============       ============

           629.273            2,673.619              54.940           54.430       107,206.344       360,304.925        222,879.091

         $7.579384           $10.071251          $10.264030       $10.301079      $   9.499786      $  11.191872       $  11.650516



         $       -           $        -          $        -       $        -      $     11,677      $    (13,003)      $     (6,189)
                 -                    -                   -                -            (3,110)           18,418              4,190
                 -                    -                   -                -                 -         83,791.00                  -
                 -                    -                   -                -            (7,535)         (145,838)            82,489
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
                 -                    -                   -                -             1,032           (56,632)            80,490
         ---------           ----------          ----------       ----------      ------------      ------------       ------------

                 -                    -                   -                -           216,432           454,003            108,262
                 -                    -                   -                -                 -            23,192                  -
                 -                    -                   -                -          (144,359)         (197,917)           (41,349)
                 -                    -                   -                -                 -           (39,961)                 -
                 -                    -                   -                -           492,961         2,134,835            734,746
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
                 -                    -                   -                -           565,034         2,374,152            801,659
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
                 -                    -                   -                -           566,066         2,317,520            882,149


                 -                    -                   -                -           259,145           303,221            158,574
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
         $       -           $        -          $        -       $        -      $    825,211      $  2,620,741       $  1,040,723
         =========           ==========          ==========       ==========      ============      ============       ============

                 -                    -                   -                -        86,070.302       250,833.043         89,838.353

         $       -           $        -          $        -       $        -      $   9.587642      $  10.448149       $  11.584388

                                    VL-R-17

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                    DIVISIONS
                                                                              ------------------------------------------------------
                                                                                                   SAFECO RST-
                                                                                                      Growth
                                                                                 SAFECO RST-      Opportunities    UIF Equity Growth
                                                                              Equity Portfolio      Portfolio          Portfolio
                                                                              ----------------    -------------    -----------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
     Net investment income (loss)                                                  $     (3,226)   $    (23,729)   $    (67,571)
     Net realized gain (loss) on investments                                           (113,835)         51,044         304,377
     Capital gain distributions from mutual funds                                             -         363,673         430,889
     Net unrealized appreciation (depreciation) of investments during the year         (360,317)       (661,337)     (1,693,012)
                                                                                   ------------    ------------    ------------
         Increase (decrease) in net assets resulting from operations                   (477,378)       (270,349)     (1,025,317)
                                                                                   ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                                       750,201         641,820       1,389,292
     Purchase payments from internal rollover transactions                               (7,183)         (3,203)         62,539
     Cost of insurance and maintenance charges                                         (472,359)       (435,802)       (454,829)
     Policy loans                                                                        75,227         (30,859)        (49,911)
     Terminations, withdrawals and net transfers                                      2,762,903         796,448       3,874,690
                                                                                   ------------    ------------    ------------
         Increase in net assets resulting from principal transactions                 3,108,789         968,404       4,821,781
                                                                                   ------------    ------------    ------------
     TOTAL INCREASE IN NET ASSETS                                                     2,631,411         698,055       3,796,464

NET ASSETS:
     Beginning of year                                                                2,994,231       2,637,553       2,902,516
                                                                                   ------------    ------------    ------------
     End of year                                                                   $  5,625,642    $  3,335,608    $  6,698,980
                                                                                   ============    ============    ============

UNITS OUTSTANDING, END OF PERIOD:                                                   525,483.607     398,260.210     522,047.496

VALUE PER UNIT:                                                                    $  10.705647    $   8.375448    $  12.832128

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1999

OPERATIONS:
     Net investment income (loss)                                                  $     (7,494)   $    (31,962)   $     (3,201)
     Net realized gain (loss) on investments                                             23,265         (44,931)         13,446
     Capital gain distributions from mutual funds                                       135,302               -       91,761.00
     Net unrealized appreciation (depreciation) of investments during the year          (57,164)        227,476         476,708
                                                                                   ------------    ------------    ------------
         Increase (decrease) in net assets resulting from operations                     93,909         150,583         578,714
                                                                                   ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                                       523,017         585,529         441,551
     Purchase payments from internal rollover transactions                                    4               -          20,545
     Cost of insurance and maintenance charges                                         (198,534)       (273,920)       (117,398)
     Policy loans                                                                       (50,617)         (5,328)         (5,328)
     Terminations, withdrawals and net transfers                                      2,187,016       1,430,705       1,456,661
                                                                                   ------------    ------------    ------------
         Increase in net assets resulting from principal transactions                 2,460,886       1,736,986       1,796,031
                                                                                   ------------    ------------    ------------
     TOTAL INCREASE IN NET ASSETS                                                     2,554,795       1,887,569       2,374,745

NET ASSETS:
     Beginning of year                                                                  439,436         749,984         527,771
                                                                                   ------------    ------------    ------------
     End of year                                                                   $  2,994,231    $  2,637,553    $  2,902,516
                                                                                   ============    ============    ============

UNITS OUTSTANDING, END OF PERIOD:                                                   247,639.492     293,295.140     198,132.167

VALUE PER UNIT:                                                                    $  12.091087    $   8.992831    $  14.649396

(1)  Since inception December 2000.


       See accompanying notes.

                                    VL-R-18

                                   DIVISIONS
--------------------------------------------------------------------------
                                                         Van Kampen LIT
                     Vanguard VIF      Vanguard VIF      Strategic Stock
UIF High Yield      High Yield Bond     REIT Index     Portfolio - Class I
  Portfolio          Portfolio (1)     Portfolio (1)          Shares
--------------      ---------------    -------------   -------------------


  $    174,047            $       1      $       12           $    (23,574)
       (16,049)                   -               -                (27,595)
             -                    -               -                 20,444
      (342,805)                   -              14                127,085
  ------------            ---------      ----------           ------------
      (184,807)                   1              26                 96,360
  ------------            ---------      ----------           ------------


       502,186                   20              39                348,247
             -                    -               -                      -
      (136,483)                   -               -                (92,449)
        (4,496)                   -               -                 20,626
       512,541                  543           1,080                365,497
  ------------            ---------      ----------           ------------
       873,748                  563           1,119                641,921
  ------------            ---------      ----------           ------------
       688,941                  564           1,145                738,281


       977,934                    -               -                436,668
  ------------            ---------      ----------           ------------
  $  1,666,875            $     564      $    1,145           $  1,174,949
  ============            =========      ==========           ============

   177,064.449               57.087         104.923            103,852.489

  $   9.413945            $9.881840      $10.912613           $  11.313631





  $     45,550            $       -      $        -           $     (5,764)
         1,271                    -               -                  2,889
             -                    -               -                    252
       (22,995)                   -               -                (19,621)
  ------------            ---------      ----------           ------------
        23,826                    -               -                (22,244)
  ------------            ---------      ----------           ------------


       294,761                    -               -                100,711
             -                    -               -                      -
       (78,833)                   -               -                (26,248)
             -                    -               -                      -
       594,044                    -               -                321,109
  ------------            ---------      ----------           ------------
       809,972                    -               -                395,572
  ------------            ---------      ----------           ------------
       833,798                    -               -                373,328


       144,136                    -               -                 63,340
  ------------            ---------      ----------           ------------
  $    977,934            $       -      $        -           $    436,668
  ============            =========      ==========           ============

    92,186.504                    -               -             41,452.063

  $  10.608209            $       -      $        -           $  10.534296

                                    VL-R-19

NOTES TO FINANCIAL STATEMENTS
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

Note A - Organization

     The Platinum Investor Divisions (the "Divisions") of American General Life Insurance Company Separate Account VL-R (the "Separate Account") received their first deposits in May 1998. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997. The Separate Account is registered under the Investment Company Act of 1940 as a unit investment trust and consists of sixty-five investment divisions at December 31, 2000.

     The forty-one Divisions, funded by series of independently managed mutual fund portfolios ("Funds"), available to Platinum Investor I and Platinum Investor II Variable Life Insurance policy owners are as follows:

AIM Variable Insurance Funds ("V.I."):
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund

American Century Variable Portfolios, Inc. ("VP"):
  VP Value Fund/(1)/*

Ayco Series Trust:
  Ayco Large Cap Growth Fund I /2)/*

Dreyfus Investment Portfolios ("IP"):
  MidCap Stock Portfolio/(1)/

Dreyfus Variable Investment Fund ("VIF")
  Quality Bond Portfolio
  Small Cap Portfolio

Fidelity Variable Insurance Products Fund ("VIP"):
  VIP Equity-Income Portfolio/(1)/
  VIP Growth Portfolio/(1)/
  VIP Asset Manager Portfolio/(1)/*
  VIP Contrafund Portfolio/(1)/*

Janus Aspen Series - Service Shares:
  International Growth Portfolio/(1)/
  Worldwide Growth Portfolio/(1)/
  Aggressive Growth Portfolio/(1)/

J.P. Morgan Series Trust II:
  J.P. Morgan Small Company Portfolio/(1)/

MFS Variable Insurance Trust:
  MFS Emerging Growth Series
  MFS Research Series/(1)/
  MFS Capital Opportunities Series/(1)/
  MFS New Discovery Series/(1)/

Neuberger Berman Advisers Management Trust ("AMT"):
  Mid-Cap Growth Portfolio/(1)/

North American Funds Variable Product Series I/(3)/
(a related party):
  International Equities Fund
  MidCap Index Fund
  Money Market Fund
  Nasdaq-100 Index Fund/(1)/*
  Stock Index Fund
  Small Cap Index Fund/(1)/
  Science & Technology Fund/(1)/*

PIMCO Variable Insurance Trust Admin. Class:
  PIMCO Short-Term Bond Portfolio/(1)/*
  PIMCO Real Return Bond Portfolio/(1)/*
  PIMCO Total Return Bond Portfolio/(1)/*

Putnam Variable Trust - Class IB Shares ("VT"):
  Putnam VT Diversified Income Fund
  Putnam VT Growth and Income Fund
  Putnam VT International Growth and Income
     Fund

SAFECO Resource Series Trust ("RST"):
  Equity Portfolio
  Growth Opportunities Portfolio/(4)/

The Universal Institutional Funds, Inc. ("UIF"):
  Equity Growth Portfolio
  High Yield Portfolio

Vanguard Variable Insurance Fund ("VIF"):
  High Yield Bond Portfolio/(1)/*
  REIT Index Portfolio/(1)/*

Van Kampen Life Investment Trust ("LIT") - Class I Shares:
  Strategic Stock Portfolio

Warburg Pincus Trust:
  Small Company Growth Portfolio/(1)/*

  * As of December 31, 2000, these Divisions are not active.

(1) Effective November 1, 2000, these additional divisions became available to Platinum Investor contract owners.
(2) Effective December 1, 2000, the Ayco Large Cap Growth Fund I became an additional division available to Platinum Investor contract owners.
(3) Effective October 1, 2000, American General Series Portfolio Company (AGSPC) changed its name to North American Funds Variable Product Series I.
(4) Effective May 1, 2000, SAFECO Growth Portfolio changed its name to SAFECO Growth Opportunities Portfolio.

                                    VL-R-20

  Net premiums are allocated to the Divisions and invested in accordance with contract owner's instructions. There is no assurance that the investment objectives of any of the divisions will be met. Contract owners solely bear the investment risk of premium payments allocated to a division.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

  The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below.

  Security valuation - The investments in shares of the Funds listed above are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  Security transactions and related investment income - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

  Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policyholder's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy at an effective annual rate of 4%, and loan interest is charged to the policy at an effective annual rate of 4.75%. Loan repayments are invested in the policyholder's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Contract charges

  Deductions from premium payments. Certain jurisdictions require that a deduction be made from each premium payment for taxes. The amount of such deduction currently ranges from 0.75% to 3.5%. Prior to allocation to the Separate Account, an additional 2.5% is deducted from each after-tax premium payment. For the year ended December 31, 2000, this deduction totaled $1,562,406.

  Separate Account charges. Currently, daily charges at an annual rate of 0.75% on the daily net asset value of the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued.

  For each policy, a reduction in the current daily charge by 0.25% will occur after policy year 10, and a further reduction of 0.25% will occur after policy year 20. Because the policies were first offered in 1998, no decreases in daily charges have occurred for any outstanding policy.

  Other charges paid to the Company include: deductions for monthly maintenance charges, the cost of insurance, additional benefit riders, and withdrawal charges. The monthly maintenance charge deduction is $6 for each policy in force. An additional monthly expense deduction for Platinum Investor II policies is charged during the first two policy years, and for the first two years on any increase in specified amount. The amount of this charge varies from $0.0999 per $1,000 of specified amount to $1.88 per $1,000 of specified amount (or increase in specified amount), depending upon the age and other characteristics of the insured person.

  Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. For the year ended December 31, 2000, cost of insurance, maintenance charges, and additional expense deductions of $10,375,835 were collected.

                                    VL-R-21

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Contract charges - Continued

  Surrender charges are deducted for the Platinum Investor I policies if the policy is surrendered during the policy's first 10 years. Beginning in the fourth policy year, the amount of the surrender charge decreases by a constant amount each policy year. In addition, a $25 transaction fee per policy is charged for each partial surrender made. Total surrender charges collected for the year ended December 31, 2000 were $256,506.

  Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Note C - Federal Income Taxes

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Note D - Investments

  For the period ended December 31, 2000, the aggregate cost of purchases and proceeds from the sales of investments were:


                     Funds                                                Purchases       Sales
  AIM V.I. International Equity Fund                                   $  4,244,753   $ 1,306,407
  AIM V.I. Value Fund                                                     8,749,154     1,364,056
  Ayco Large Cap Growth Fund I                                                8,714             -
  Dreyfus IP MidCap Stock Portfolio                                           5,536             -
  Dreyfus VIF Quality Bond Portfolio                                      5,001,756       842,977
  Dreyfus VIF Small Cap Portfolio                                         7,116,674       735,054
  Fidelity VIP Equity-Income Portfolio                                       12,449             -
  Fidelity VIP Growth Portfolio                                             187,477        70,425
  Janus Aspen International Growth Portfolio - Service Shares                13,043         1,388
  Janus Aspen Worldwide Growth Portfolio - Service Shares                    53,859             -
  Janus Aspen Aggressive Growth Portfolio - Service Shares                    7,736             -
  J.P. Morgan Small Company Portfolio                                         2,704             -
  MFS Emerging Growth Series                                             10,608,565     1,061,703
  MFS Research Series                                                        29,334             -
  MFS New Discovery Series                                                    6,891             -
  Neuberger Berman AMT Mid-Cap Growth Portfolio                             175,831        69,138
  North American - AG International Equities Fund                         1,100,015       146,000
  North American - AG MidCap Index Fund                                   5,391,726       615,242
  North American - AG Money Market Fund                                  36,329,773    33,321,146
  North American - AG Nasdaq - 100 Index Fund                                28,566             -
  North American - AG Stock Index Fund                                   10,825,143     2,216,085
  North American - T. Rowe Price Science & Technology Fund                    5,802             -
  PIMCO Short-Term Bond Portfolio - Admin. Class                             26,906             -
  Putnam VT Diversified Income Fund - Class IB Shares                       673,743       399,130
  Putnam VT Growth and Income Fund - Class IB Shares                      2,456,687     1,016,096
  Putnam VT International Growth and Income Fund - Class IB Shares        2,187,196       465,764
  SAFECO RST-Equity Portfolio                                             4,775,925     1,671,356
  SAFECO RST-Growth Opportunities Portfolio                               2,278,161       969,898
  UIF Equity Growth Portfolio                                             6,138,107       953,359
  UIF High Yield Portfolio                                                1,306,711       258,989
  Vanguard VIF REIT Index Portfolio                                           1,131             -
  Van Kampen LIT Strategic Stock Portfolio - Class I Shares                 796,677       157,988
                                                                       ------------   -----------

  Total                                                                $110,546,745   $47,642,201
                                                                       ============   ===========

                                    VL-R-22

Note E - Investments

The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2000:

                                                                                        Value of                        Unrealized
                                                                           Net Asset   Shares at    Cost of Shares    Appreciation/
            Funds                                            Shares          Value      Market           Held         (Depreciation)
AIM Variable Insurance Funds
----------------------------
    AIM V.I. International Equity Fund                     189,650.917      $ 20.12   $ 3,815,776      $ 4,875,758     $(1,059,982)
    AIM V.I. Value Fund                                    446,692.029        27.31    12,199,159       14,025,335      (1,826,176)
                                                                                      -----------      -----------     -----------
                                                                                       16,014,935       18,901,093      (2,886,158)
Ayco Series Trust
-----------------
    Ayco Large Cap Growth Fund I                               853.534         9.72         8,296            8,714            (418)

Dreyfus Investment Portfolio
----------------------------
    MidCap Stock Portfolio                                     404.748        14.29         5,784            5,536             248

Dreyfus Variable Investment Fund
--------------------------------
    Quality Bond Fund                                      590,965.776        11.39     6,731,100        6,491,974         239,126
    Small Cap Portfolio                                    149,729.985        40.30     6,034,118        8,142,361      (2,108,243)
                                                                                      -----------      -----------     -----------
                                                                                       12,765,218       14,634,335      (1,869,117)
Fidelity Variable Insurance Products Fund
-----------------------------------------
    VIP Equity-Income Portfolio                                503.292        25.41        12,789           12,449             340
    VIP Growth Portfolio                                     2,613.735        43.43       113,515          116,039          (2,524)
                                                                                      -----------      -----------     -----------
                                                                                          126,304          128,488          (2,184)
Janus Aspen Series - Service Shares
-----------------------------------
    International Growth Portfolio                             380.682        30.64        11,664           11,623              41
    Worldwide Growth Portfolio                               1,462.757        36.77        53,786           53,859             (73)
    Aggressive Growth Portfolio                                208.232        35.97         7,490            7,736            (246)
                                                                                      -----------      -----------     -----------
                                                                                           72,940           73,218            (278)
J.P. Morgan Series Trust II
---------------------------
    J.P. Morgan Small Company Portfolio                        201.214        14.38         2,893            2,704             189

MFS Variable Insurance Trust
----------------------------
    MFS Emerging Growth Series                             378,745.318        28.84    10,923,015       12,870,346      (1,947,331)
    MFS Reasearch Series                                     1,413.150        20.80        29,394           29,334              60
    MFS New Discovery Series                                   417.097        16.61         6,928            6,891              37
                                                                                      -----------      -----------     -----------
                                                                                       10,959,337       12,906,571      (1,947,234)
Neuberger Berman Advisers Management Trust
------------------------------------------
    Mid-Cap Growth Portfolio                                 4,592.252        22.48       103,234          103,692            (458)

North American Funds Variable Product Series I
----------------------------------------------
    International Equities Fund                            109,970.903         9.90     1,088,712        1,333,269        (244,557)
    MidCap Index Fund                                      299,409.757        19.65     5,883,402        6,826,383        (942,981)
    Money Market Fund                                   10,292,108.590         1.00    10,292,109       10,292,109               -
    Nasdaq-100 Index Fund                                    3,535.561         6.63        23,441           28,566          (5,125)
    Stock Index Fund                                       451,866.449        38.80    17,532,418       19,018,931      (1,486,513)
    Science & Technology Fund                                  246.471        22.58         5,565            5,802            (237)
                                                                                      -----------      -----------     -----------
                                                                                       34,825,647       37,505,060      (2,679,413)

                                    VL-R-23

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note E - Investments - Continued

                                                                                          Value at                     Unrealized
                                                                           Net Asset     Shares at  Cost of Shares    Appreciation/
                          Funds                             Shares           Value        Market         Held         (Depreciation)
PIMCO Variable Insurance Trust Admin Class
------------------------------------------
    PIMCO Short-Term Bond Portfolio                          2,690.018      $ 10.01  $     26,927     $     26,906    $         21

Putnam Variable Trust - Class IB Shares
---------------------------------------
    Putnam VT Diversified Income Fund                      111,776.251         9.11     1,018,282        1,060,784         (42,502)
    Putnam VT Growth and Income Fund                       156,526.322        25.76     4,032,118        4,014,847          17,271
    Putnam VT International Growth and Income Fund         195,882.944        13.25     2,595,449        2,680,393         (84,944)
                                                                                     ------------     ------------    ------------
                                                                                        7,645,849        7,756,024        (110,175)
SAFECO Resource Series Trust
----------------------------
    Equity Portfolio                                       204,823.830        27.46     5,624,462        6,020,543        (396,081)
    Growth Opportunities Portfolio                         177,318.490        18.81     3,335,361        3,782,932        (447,571)
                                                                                     ------------     ------------    ------------
                                                                                        8,959,823        9,803,475        (843,652)
The Universal Institutional Funds, Inc.
---------------------------------------
    Equity Growth Portfolio                                399,668.890        16.76     6,698,451        7,865,171      (1,166,720)
    High Yield Portfolio                                   209,389.623         7.96     1,666,741        2,035,624        (368,883)
                                                                                     ------------     ------------    ------------
                                                                                        8,365,192        9,900,795      (1,535,603)
Vanguard Variable Insurance Fund
--------------------------------
    REIT Index Portfolio                                        95.115        12.04         1,145            1,131              14

Van Kampen Life Investment Trust
--------------------------------
    Strategic Stock Portfolio - Class I Shares              98,211.254        11.96     1,174,607        1,063,645         110,962
                                                                                     ------------     ------------    ------------

Total                                                                                $101,058,131     $112,821,387    $(11,763,256)
                                                                                     ============     ============    ============

                                    VL-R-24

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2000

                                                                                     DIVISIONS
                                         ----------------------------------------------------------------------------------------

                                             AIM V.I.                                    Dreyfus IP   Dreyfus VIF     Dreyfus VIF
                                          International  AIM V.I. Value Ayco Large Cap  MidCap Stock  Quality Bond    Small Cap
                                           Equity Fund       Fund       Growth Fund I     Portfolio    Portfolio       Portfolio
Outstanding at beginning of year           144,345.508    483,928.161              -             -     230,742.366    159,509.564
Net premiums                                62,501.070    149,501.730              -             -      56,548.388     65,528.332
Transfers between funds                    170,734.833    406,293.860        852.830       589.240     375,638.426    289,485.799
Cost of insurance and administrative
 charges                                   (29,609.336)   (68,727.348)             -             -     (42,820.594)   (41,742.780)
Policy loans                                 1,960.478      1,986.456              -             -       6,814.094       (808.692)
Surrenders                                  (6,429.405)   (11,914.971)             -             -     (15,751.153)    (3,496.053)
                                           -----------    -----------        -------       -------     -----------    -----------
Outstanding at end of year                 343,503.148    961,067.888        852.830       589.240     611,171.527    468,476.170
                                           ===========    ===========        =======       =======     ===========    ===========

                                                                    Janus Aspen        Janus Aspen    Janus Aspen
                                   Fidelity VIP                   International        Worldwide       Aggressive      J.P. Morgan
                                  Equity-Income   Fidelity VIP   Growth Portfolio   Growth Portfolio Growth Portfolio- Small Company
                                   Portfolio    Growth Portfolio - Service Shares  - Service Shares   Service Shares    Portfolio
Outstanding at beginning of year             -               -                -                  -               -              -
Net premiums                            13.584           6.132           16.104                  -           3.334          4.448
Transfers between funds              1,284.791      12,682.749        1,286.296          5,971.961         860.586        302.115
Cost of insurance and
 administrative charges                      -               -                -                  -          (2.903)             -
Policy loans                                 -               -                -                  -               -              -
Surrenders                                   -               -                -                  -               -              -
                                     ---------      ----------        ---------          ---------         -------        -------
Outstanding at end of year           1,298.375      12,688.881        1,302.400          5,971.961         861.017        306.563
                                     =========      ==========        =========          =========         =======        =======

                                                                                                  Neuberger
                                                                     MFS Capital     MFS New    Berman AMT Mid-   North American-
                                      MFS Emerging    MFS Research  Opportunities    Discovery    Cap Growth      AG International
                                      Growth Series     Series         Series        Series       Portfolio        Equities Fund
Outstanding at beginning of year      210,553.680             -           -                -                 -       30,772.162
Net premiums                           91,883.899             -       3.725            7.715             3.304       11,848.238
Transfers between funds               421,312.896     3,266.797      92.795          632.032        12,424.171       59,891.349
Cost of insurance and administrative
 charges                              (46,869.070)            -      (0.385)               -                 -       (5,281.861)
Policy loans                           (3,755.042)            -           -                -                 -          (19.505)
Surrenders                            (15,147.570)            -           -                -                 -         (163.008)
                                      -----------     ---------      ------          -------        ----------       ----------
Outstanding at end of year            657,978.793     3,266.797      96.135          639.747        12,427.475       97,047.375
                                      ===========     =========      ======          =======        ==========       ==========

                                                                                                                     North American-
                                                                                                                      T. Rowe Price
                                      North American  North American  North American   North American- North American   Science &
                                       -AG MidCap      -AG Money       -AG Nasdaq -   AG Stock Index   -AG Small Cap   Technology
                                       Index Fund     Market Fund    100 Index Fund        Fund          Index Fund       Fund
Outstanding at beginning of year         145,099.120    683,020.883              -       822,382.117             -              -
Net premiums                              52,345.622  4,755,450.035      3,215.675       324,353.376         5.550              -
Transfers between funds                  223,846.089 (4,090,487.373)             -       407,084.723       100.864        629.715
Cost of insurance and administrative
 charges                                 (25,467.157)  (298,650.122)             -       (99,688.700)       (1.562)        (0.442)
Policy loans                               5,245.615    (96,741.599)             -       (11,304.518)            -              -
Surrenders                                (5,463.008)   (35,245.983)             -        (7,309.553)            -              -
                                         -----------    -----------      ---------     -------------       -------        -------
Outstanding at end of year               395,606.281    917,345.841      3,215.675     1,435,517.445       104.852        629.273
                                         ===========    ===========      =========     =============       =======        =======

                                    VL-R-25

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2000 - Continued


                                                                                DIVISIONS
                                 ---------------------------------------------------------------------------------------------------
                                                                                                                        Putman VT
                                    PIMCO Short-     PIMCO Real      PIMCO Total        Putnam VT      Putnam VT      International
                                     Term Bond       Return Bond     Return Bond       Diversified     Growth and      Growth and
                                  Portfolio Admin. Portfolio Admin. Portfolio Admin.   Income Fund -  Income Fund -   Income Fund -
                                      Class            Class            Class        Class IB Shares Class IB Shares Class IB Shares
Outstanding at beginning of year              -               -                -       86,070.302    250,833.043      89,838.353
Net premiums                              3.778           1.859            1.846       20,222.203     90,655.409      44,555.757
Transfers between funds               2,669.841          53.081           52.584       15,263.580     63,388.130     105,019.280
Cost of insurance and
administrative charges                        -               -                -      (10,564.981)   (41,719.305)    (14,906.541)
Policy loans                                  -               -                -       (3,367.436)     1,633.126        (260.934)
Surrenders                                    -               -                -         (417.324)    (4,485.478)     (1,366.824)
                                      ---------          ------           ------      -----------    -----------     -----------
Outstanding at end of year            2,673.619          54.940           54.430      107,206.344    360,304.925     222,879.091
                                      =========          ======           ======      ===========    ===========     ===========

                                                                    SAFECO RST-
                                                                      Growth
                                                 SAFECO RST-       Opportunities      UIF Equity       UIF High Yield
                                              Equity Portfolio      Portfolio      Growth Portfolio      Portfolio
Outstanding at beginning of year               247,639.492         293,295.140        198,132.167       92,186.504
Net premiums                                    64,441.887          68,960.415         96,412.328       49,768.741
Transfers between funds                        259,739.308          73,989.369        260,736.341       51,205.153
Cost of insurance and administrative charges   (43,362.481)        (31,848.721)       (28,625.210)     (12,890.057)
Policy loans                                     6,673.004          (3,344.679)        (3,339.168)        (558.428)
Surrenders                                      (9,647.603)         (2,791.314)        (1,268.962)      (2,647.464)
                                               -----------         -----------        -----------      -----------
Outstanding at end of year                     525,483.607         398,260.210        522,047.496      177,064.449
                                               ===========         ===========        ===========      ===========

                                                                                      Van Kampen
                                                   Vanguard VIF   Vanguard VIF        LIT Strategic
                                                High Yield Bond    REIT Index       Stock Portfolio -
                                                   Portfolio        Portfolio        Class I Shares
Outstanding at beginning of year                         -                 -           41,452.063
Net premiums                                         1.928             3.536           32,416.031
Transfers between funds                             55.159           101.387           37,529.751
Cost of insurance and administrative charges             -                 -           (8,715.965)
Policy loans                                             -                 -            1,910.044
Surrenders                                               -                 -             (739.435)
                                                   -------          --------         ------------
Outstanding at end of year                          57.087           104.923          103,852.489
                                                   =======          ========         ============

                                    VL-R-26

Summary of Changes in Units for the Year Ended December 31, 1999

                                                                                DIVISIONS
                                   -------------------------------------------------------------------------------------------------


                                       AIM V.I.                      Dreyfus VIF       Dreyfus VIF                   North American-
                                    International   AIM V.I. Value   Quality Bond      Small Cap     MFS Emerging   AG International
                                    Equity Fund        Fund           Portfolio        Portfolio     Growth Series    Equities Fund
Outstanding at beginning of year    30,713.853      50,026.584       21,010.980       47,704.765       28,814.529        4,436.692
Net premiums                        26,281.858      79,981.983       32,591.377       36,492.578       40,779.820        6,511.514
Transfers between funds             94,617.068     387,804.113      192,290.748       96,803.114      156,202.346       21,573.057
Cost of insurance and
 administrative charges             (6,213.121)    (23,602.280)      (8,891.227)     (13,376.626)      (8,549.785)      (1,704.197)
Policy loans                        (1,054.150)     (8,851.066)      (6,200.774)      (4,365.187)      (6,656.161)         (44.904)
Surrenders                                   -      (1,431.173)         (58.738)      (3,749.080)         (37.069)               -
                                   -----------     -----------      -----------      -----------      -----------      -----------
Outstanding at end of year         144,345.508     483,928.161      230,742.366      159,509.564      210,553.680       30,772.162
                                   ===========     ===========      ===========      ===========      ===========      ===========

                                                                                                                    Putnam VT
                                                                                       Putnam VT       Putnam VT    International
                                     North American  North American  North American   Diversified     Growth and     Growth and
                                      -AG MidCap       -AG Money    -AG Stock Index   Income Fund -   Income Fund - Income Fund -
                                      Index Fund       Market Fund       Fund        Class IB Shares Class IB Shares Class IB Shares
Outstanding at beginning of year        20,868.560     342,364.576    113,016.969     27,293.197       29,223.137     16,892.483
Net premiums                            23,631.577   3,526,814.165    154,767.505     22,313.263       43,462.179      9,712.196
Transfers between funds                106,600.952  (2,831,055.718)   613,720.337     43,561.001      200,042.675     68,031.752
Cost of insurance and administrative
 charges                                (5,725.508)   (127,220.507)   (46,150.529)    (6,966.779)     (17,970.001)    (4,746.687)
Policy loans                              (200.958)   (227,881.633)    (4,185.319)      (130.380)      (3,870.359)       (51.391)
Surrenders                                 (75.503)              -     (8,786.846)             -          (54.588)             -
                                       -----------    ------------    -----------     ----------      -----------    -----------
Outstanding at end of year             145,099.120     683,020.883    822,382.117     86,070.302      250,833.043     89,838.353
                                       ===========    ============    ===========     ==========      ===========    ===========

                                                             SAFECO RST-                                        Van Kampen
                                                              Growth                                           LIT Strategic
                                           SAFECO RST-     Opportunities     UIF Equity      UIF High Yield   Stock Portfolio -
                                         Equity Portfolio    Portfolio    Growth Portfolio     Portfolio       Class I Shares

Outstanding at beginning of year          39,424.941         87,429.519       49,858.521       14,442.238          5,939.258
Net premiums                              42,619.416         71,969.323       36,430.256       27,417.644          8,948.758
Transfers between funds                  188,150.221        162,763.979      123,020.879       55,765.867         28,894.161
Cost of insurance and administrative
 charges                                 (16,738.427)       (26,490.215)     (10,673.142)      (5,382.722)        (2,261.617)
Policy loans                              (4,693.079)          (656.492)        (456.380)         (56.523)            30.965
Surrenders                                (1,123.580)        (1,720.974)         (47.967)               -            (99.462)
                                        ------------       ------------     ------------       ----------        -----------
Outstanding at end of year               247,639.492        293,295.140      198,132.167       92,186.504         41,452.063
                                        ============       ============     ============       ==========        ===========

                                    VL-R-27

                    American General Life Insurance Company

                          Consolidated Balance Sheet

                                  (Unaudited)


                                                             September 30,
                                                                 2001
                                                            --------------
                                                            (In Thousands)
ASSETS
Investments:
  Fixed maturity securities, at fair value
   (amortized cost - $27,926,731)                            $28,564,297
  Equity securities, at fair value (cost - $368,061)             377,593
  Mortgage loans on real estate                                2,186,268
  Policy loans                                                 1,298,848
  Investment real estate                                          66,790
  Other long-term investments                                     48,532
  Short-term investments                                       1,346,183
  Other Assets                                                    29,753
                                                             -----------
Total investments                                             33,918,264

Cash                                                              31,076
Investment in Parent Company (cost - $7,958)                      63,389
Indebtedness from affiliates                                     134,443
Accrued investment income                                        487,615
Accounts receivable                                            1,728,452
Deferred policy acquisition costs                              1,865,592
Property and equipment                                            76,487
Other assets                                                     416,766
Assets held in separate accounts                              17,934,389
                                                             -----------
Total assets                                                 $56,656,473
                                                             ===========

                    American General Life Insurance Company

                          Consolidated Balance Sheet

                                  (Unaudited)


                                                                 September 30,
                                                                     2001
                                                                --------------
                                                                (In Thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                         $30,538,002
  Other policy claims and benefits payable                            44,484
  Other policyholders' funds                                         463,086
  Federal income taxes                                               621,632
  Indebtedness to affiliates                                           9,953
  Other liabilities                                                3,109,156
  Liabilities related to separate accounts                        17,934,389
                                                                 -----------
Total liabilities                                                 52,720,702

Shareholders' equity:
  Common stock, $10 par value, 600,000 shares authorized,
   issued, and outstanding                                             6,000
  Preferred stock, $100 par value, 8,500 shares authorized,
   issued, and outstanding                                               850
  Additional paid-in capital                                       1,417,250
  Accumulated other comprehensive income/(loss)                      335,227
  Retained earnings                                                2,176,444
                                                                 -----------
Total shareholders' equity                                         3,935,771
                                                                 -----------
Total liabilities and shareholders' equity                       $56,656,473
                                                                 ===========

                    American General Life Insurance Company

                         Consolidated Income Statement

                                  (Unaudited)



                                              Nine months ended
                                              September 30, 2001
                                              ------------------
                                                (In Thousands)
Revenues:
  Premiums and other considerations              $  554,185
  Net investment income                           1,789,048
  Net realized investment loss                     (148,240)
  Other                                              94,453
                                                 ----------
                                                  2,289,446
Benefits and expenses:
  Benefits                                        1,392,669
  Operating costs and expenses                      383,737
  Merger related charges                            161,854
                                                 ----------
Total benefits and expenses                       1,938,260
                                                 ----------
Income before income tax expense                    351,186
Income tax expense                                  100,157
                                                 ----------
                                                 $  251,029
Cumulative effect of accounting change              (22,383)
                                                 ----------
Net Income                                       $  228,646
                                                 ==========

[Ernst & Young Letterhead]


                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly-owned subsidiary of American General Corporation) and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

February 5, 2001


                                                  /s/ Ernst & Young

                    American General Life Insurance Company

                          Consolidated Balance Sheets


                                                                                    December 31
                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Assets
Investments:
   Fixed maturity securities, at fair value (amortized cost -
      $27,098,978 in 2000 and $27,725,167 in 1999)                       $    26,991,695  $    27,029,409
   Equity securities, at fair value (cost - $413,959 in 2000 and
      $198,640 in 1999)                                                          413,908          237,065
   Mortgage loans on real estate                                               2,084,299        1,918,956
   Policy loans                                                                1,297,438        1,234,729
   Investment real estate                                                        124,117          125,563
   Other long-term investments                                                    46,833          129,155
   Short-term investments                                                        140,496          123,779
                                                                       ------------------------------------
Total investments                                                             31,098,786       30,798,656

Cash                                                                              44,747           45,983
Investment in Parent Company (cost - $8,597 in 2000
   and 1999)                                                                      57,019           53,083
Indebtedness from affiliates                                                      78,225           75,195
Accrued investment income                                                        472,187          482,652
Accounts receivable                                                              664,395          186,592
Deferred policy acquisition costs                                              2,090,810        1,956,653
Property and equipment                                                            80,665           78,908
Other assets                                                                     228,685          250,299
Assets held in separate accounts                                              22,225,525       23,232,419
                                                                       ------------------------------------
Total assets                                                             $    57,041,044  $    57,160,440
                                                                       ====================================

                          Consolidated Balance Sheets

                                                                                   December 31
                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Liabilities and shareholder's equity
Liabilities:
   Future policy benefits                                                $    29,524,610  $    29,901,842
   Other policy claims and benefits payable                                       47,369           53,326
   Other policyholders' funds                                                    388,433          371,632
   Federal income taxes                                                          466,314          375,332
   Indebtedness to affiliates                                                      6,909            7,086
   Other liabilities                                                             920,570          372,416
   Liabilities related to separate accounts                                   22,225,525       23,232,419
                                                                       ------------------------------------
Total liabilities                                                             53,579,730       54,314,053

Shareholder's equity:
   Common stock, $10 par value, 600,000 shares
      authorized, issued, and outstanding                                          6,000            6,000
   Preferred stock, $100 par value, 8,500 shares
      authorized, issued, and outstanding                                            850              850
   Additional paid-in capital                                                  1,370,821        1,371,687
   Accumulated other comprehensive loss                                          (31,466)        (356,865)
   Retained earnings                                                           2,115,109        1,824,715
                                                                       ------------------------------------
Total shareholder's equity                                                     3,461,314        2,846,387

                                                                       ------------------------------------
Total liabilities and shareholder's equity                               $    57,041,044  $    57,160,440
                                                                       ====================================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Revenues:
   Premiums and other considerations                   $       659,901   $       540,029  $       470,238
   Net investment income                                     2,362,694         2,348,196        2,316,933
   Net realized investment gains (losses)                      (98,109)            5,351          (33,785)
   Other                                                       134,769            82,581           69,602
                                                     ------------------------------------------------------
Total revenues                                               3,059,255         2,976,157        2,822,988

Benefits and expenses:
   Benefits                                                  1,775,120         1,719,375        1,788,417
   Operating costs and expenses                                481,107           495,606          467,067
   Interest expense                                                734                74               15
   Litigation settlement                                             -                 -           97,096
                                                     ------------------------------------------------------
Total benefits and expenses                                  2,256,961         2,215,055        2,352,595
                                                     ------------------------------------------------------
Income before income tax expense                               802,294           761,102          470,393

Income tax expense                                             260,860           263,196          153,719
                                                     ------------------------------------------------------
Net income                                             $       541,434   $       497,906  $       316,674
                                                     ======================================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Common stock:
   Balance at beginning of year                        $         6,000    $        6,000   $        6,000
   Change during year                                                -                 -                -
                                                     ------------------------------------------------------
Balance at end of year                                           6,000             6,000            6,000

Preferred stock:
   Balance at beginning of year                                    850               850              850
   Change during year                                                -                 -                -
                                                     ------------------------------------------------------
Balance at end of year                                             850               850              850

Additional paid-in capital:
   Balance at beginning of year                              1,371,687         1,368,089        1,184,743
   Capital contribution from Parent Company                          -                 -          182,284
   Other changes during year                                      (866)            3,598            1,062
                                                     ------------------------------------------------------
Balance at end of year                                       1,370,821         1,371,687        1,368,089

Accumulated other comprehensive (loss) income:
      Balance at beginning of year                            (356,865)          679,107          427,526
      Change in unrealized gains (losses) on
         securities                                            325,399        (1,035,972)         251,581
                                                     ------------------------------------------------------
Balance at end of year                                         (31,466)         (356,865)         679,107

Retained earnings:
   Balance at beginning of year                              1,824,715         1,514,489        1,442,495
   Net income                                                  541,434           497,906          316,674
   Dividends paid                                             (251,040)         (187,680)        (244,680)
                                                     ------------------------------------------------------
Balance at end of year                                       2,115,109         1,824,715        1,514,489
                                                     ------------------------------------------------------
Total shareholder's equity                             $     3,461,314    $    2,846,387   $    3,568,535
                                                     ======================================================

See accompanying notes.

                     American General Life Insurance Company

                 Consolidated Statements of Comprehensive Income


                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Net income                                              $    541,434     $       497,906   $    316,674
Other comprehensive income:
   Gross change in unrealized gains (losses) on
      securities (pretax: $435,000; ($1,581,500);
      $341,000)                                              282,743          (1,027,977)       222,245
   Less: gains (losses) realized in net income               (42,656)              7,995        (29,336)
                                                     ------------------------------------------------------
   Change in net unrealized gains (losses) on
      securities (pretax: $500,000;
      ($1,593,800); $387,000)                                325,399          (1,035,972)       251,581
                                                     ------------------------------------------------------
Comprehensive (loss) income                             $    866,833     $      (538,066)  $    568,255
                                                     ======================================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows


                                                                                          Year ended December 31
                                                                              2000                  1999                  1998
                                                                    ----------------------------------------------------------------
                                                                                                (In Thousands)
Operating activities
Net income                                                            $        541,434      $        497,906      $        316,674
Adjustments to reconcile net income to net cash
   (used in) provided by operating activities:
      Change in accounts receivable                                           (477,803)               10,004                11,613
      Change in future policy benefits and other policy claims              (2,566,783)           (2,422,221)             (866,428)
      Amortization of policy acquisition costs                                  23,443               101,066               125,062
      Policy acquisition costs deferred                                       (299,306)             (307,854)             (244,196)
      Change in other policyholders' funds                                      16,801               (26,955)                  273
      Provision for deferred income tax expense                                 57,228                85,257                15,872
      Depreciation                                                              28,677                24,066                19,418
      Amortization                                                              22,831               (30,894)              (26,775)
      Change in indebtedness to/from affiliates                                 (3,207)               74,814               (51,116)
      Change in amounts payable to brokers                                     478,132               (43,321)                 (894)
      Net loss on sale of investments                                           52,670                45,379                37,016
      Other, net                                                                47,646              (170,413)               57,307
                                                                    ----------------------------------------------------------------
Net cash used in operating activities                                       (2,078,237)           (2,163,166)             (606,174)

Investing activities
Purchases of investments and loans made                                    (33,436,962)          (44,508,908)          (28,231,615)
Sales or maturities of investments and receipts from
   repayment of loans                                                       33,627,301            43,879,377            26,656,897
Sales and purchases of property, equipment, and
   software, net                                                               (45,078)              (87,656)             (105,907)
                                                                    ----------------------------------------------------------------
Net cash provided by (used in) investing activities                            145,261              (717,187)           (1,680,625)

Financing activities
Policyholder account deposits                                                6,144,393             5,747,658             4,688,831
Policyholder account withdrawals                                            (3,960,747)           (2,754,915)           (2,322,307)
Dividends paid                                                                (251,040)             (187,680)             (244,680)
Capital contribution from Parent                                                     -                     -               182,284
Other                                                                             (866)                3,598                 1,062
                                                                    ----------------------------------------------------------------
Net cash provided by financing activities                                    1,931,740             2,808,661             2,305,190
                                                                    ----------------------------------------------------------------
(Decrease) increase in cash                                                     (1,236)              (71,692)               18,391
Cash at beginning of year                                                       45,983               117,675                99,284
                                                                    ----------------------------------------------------------------
Cash at end of year                                                   $         44,747      $         45,983      $        117,675
                                                                    ================================================================

Interest paid amounted to approximately $50,673,000, $2,026,000, and $420,000 in 2000, 1999, and 1998, respectively.

See accompanying notes.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 2000


NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly-owned subsidiary of AGC Life Insurance Company, which is a wholly-owned subsidiary of American General Corporation (the "Parent Company"). The Company's wholly-owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). During 1998, the Company formed a new wholly-owned subsidiary, American General Life Companies ("AGLC"), to provide management services to certain life insurance subsidiaries of the Parent Company.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. In addition, a variety of equity products are sold through its wholly-owned broker/dealer, American General Securities, Inc. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. Accounting Policies

1.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly-owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.2 Statutory Accounting

The Company and its wholly-owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly-owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2000.

Statutory financial statements differ from GAAP financial statements. Significant differences were as follows (in thousands):

                                                            2000             1999              1998
                                                     ------------------------------------------------------
Net income:
   Statutory net income (2000 net income is
      unaudited)                                       $     360,578     $     350,294    $     259,903
   Deferred policy acquisition costs and cost
      of insurance purchased                                 302,965           200,285          116,597
   Deferred income taxes                                     (85,401)          (86,456)         (53,358)
   Adjustments to policy reserves                              4,717            23,110           52,445
   Goodwill amortization                                      (1,910)           (2,437)          (2,033)
   Net realized gain (loss) on investments, net
      of tax                                                 (62,075)            2,246           41,488
   Litigation settlement                                           -                 -          (63,112)
   Other, net                                                 22,560            10,864          (35,256)
                                                     ------------------------------------------------------
GAAP net income                                        $     541,434     $     497,906    $     316,674
                                                     ======================================================

Shareholders' equity:
   Statutory capital and surplus (2000 balance
      is unaudited)                                    $   1,908,887     $   1,753,570    $   1,670,412
   Deferred policy acquisition costs                       2,090,810         1,975,667        1,109,831
   Deferred income taxes                                    (457,054)         (350,258)        (698,350)
   Adjustments to policy reserves                           (250,808)         (202,150)        (274,532)
   Acquisition-related goodwill                               27,069            52,317           54,754
   Asset valuation reserve ("AVR")                           353,818           351,904          310,564
   Interest maintenance reserve ("IMR")                       18,942            53,226           27,323
   Investment valuation differences                         (121,982)         (683,500)       1,487,658
   Surplus from separate accounts                           (155,471)         (180,362)        (174,447)
   Other, net                                                 47,103            75,973           55,322
                                                     ------------------------------------------------------
Total GAAP shareholders' equity                        $   3,461,314     $   2,846,387    $   3,568,535
                                                     ======================================================

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.2 Statutory Accounting (continued)

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse; (d) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (e) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and
(f) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

1.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2000 and 1999, insurance investment contracts of $25.0 million and $25.9 million, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.4 Investments

Fixed Maturity and Equity Securities

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2000 and 1999. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. Our trading security portfolio was immaterial at year-end 2000 and 1999. Realized and unrealized gains (losses) related to trading securities are included in net investment income, however, trading securities did not have a material effect on net investment income in 2000, 1999, and 1998.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

Mortgage Loans

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.4 Investments (continued)

Policy Loans

Policy loans are reported at unpaid principal balance.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Dollar Roll Agreements

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. We account for dollar rolls as short-term collateralized financings and include the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2000 or 1999.

Investment Income

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

Realized Investment Gains

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.5 Separate Accounts

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2000, CIP of $15.6 million was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 2.5% to 7.88%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

The Company reviews the carrying amount of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 Other Assets

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduce goodwill to an amount that results in the book value of the subsidiary approximating fair value.

1.8 Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2000.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.9 Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 Reinsurance

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $20 million, $28 million, and $63 million, during 2000, 1999, and 1998, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 Participating Policy Contracts

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2000 and 1999.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.11 Participating Policy Contracts (continued)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $4.4 million, $4.6 million, and $4.9 million in 2000, 1999, and 1998, respectively.

1.12 Income Taxes

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, are included in a life/non-life consolidated tax return with the Parent Company and its noninsurance subsidiaries. The Company participates in a tax sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the Parent Company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.13 Accounting Changes

SFAS 133

On January 1, 2001, the Company will adopt Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

The adoption of SFAS 133 is not expected to have a material impact on the company's results of operations and financial position in future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities will be recorded in investment gains (losses).

Codification

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes will not result in a significant reduction in the Company's statutory basis-capital and surplus as of adoption.

                    American General Life Insurance Company

2. Investments

2.1 Investment Income

Investment income by type of investment was as follows for the year ended:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Investment income:
   Fixed maturities                                    $   2,050,503     $   2,118,794    $   2,101,730
   Equity securities                                          22,996            17,227            1,813
   Mortgage loans on real estate                             159,414           134,878          148,447
   Investment real estate                                     22,749            20,553           23,139
   Policy loans                                               71,927            69,684           66,573
   Other long-term investments                                13,062             7,539            3,837
   Short-term investments                                     66,296            24,874           15,492
   Investment income from affiliates                          10,733             8,695           10,536
                                                     ------------------------------------------------------
Gross investment income                                    2,417,680         2,402,244        2,371,567
Investment expenses                                           54,986            54,048           54,634
                                                     ------------------------------------------------------
Net investment income                                  $   2,362,694     $   2,348,196    $   2,316,933
                                                     ======================================================

The carrying value of investments that produced no investment income during 2000 was less than 1.5% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2000, 1999, or 1998.

                    American General Life Insurance Company

2. Investments (continued)

2.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the year ended:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Fixed maturities:
   Gross gains                                         $      62,856     $     118,427     $     20,109
   Gross losses                                             (174,057)         (102,299)         (62,657)
                                                     ------------------------------------------------------
Total fixed maturities                                      (111,201)           16,128          (42,548)
Equity securities                                                  -               793              645
Other investments                                             13,092           (11,570)           8,118
                                                     ------------------------------------------------------
Net realized investment gains (losses)
   before tax                                                (98,109)            5,351          (33,785)
Income tax expense (benefit)                                 (34,338)            1,874          (11,826)
                                                     ------------------------------------------------------
Net realized investment gains (losses)
   after tax                                           $     (63,771)    $       3,477     $    (21,959)
                                                     ======================================================

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2000 and 1999 were as follows:

                                                                 Gross            Gross
                                               Amortized       Unrealized        Unrealized          Fair
                                                 Cost            Gain               Loss             Value
                                         ------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 2000
Fixed maturity securities:
   Corporate securities:
      Investment-grade                     $    18,495,450   $       420,049   $    (420,341)   $    18,495,158
      Below investment-grade                     1,662,879            14,888        (287,880)         1,389,887
   Mortgage-backed securities*                   6,340,762           145,597          (5,907)         6,480,452
   U.S. government obligations                     215,220            22,526             (21)           237,725
   Foreign governments                             209,305             7,402          (1,655)           215,052
   State and political subdivisions                168,302             2,940          (4,821)           166,421
   Redeemable preferred stocks                       7,060                 -             (60)             7,000
                                         ------------------------------------------------------------------------
Total fixed maturity securities            $    27,098,978   $       613,402   $    (720,685)   $    26,991,695
                                         ========================================================================
Equity securities                          $       413,959   $        10,146   $     (10,197)   $       413,908
                                         ========================================================================
Investment in Parent Company               $         8,597   $        48,422   $           -    $        57,019
                                         ========================================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities (continued)

                                                                   Gross              Gross
                                                 Amortized       Unrealized         Unrealized          Fair
                                                   Cost             Gain               Loss             Value
                                         ------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 1999 Fixed maturity securities:
   Corporate securities:
      Investment-grade                        $  19,455,518     $ 134,003         $ (704,194)      $ 18,885,326
      Below investment-grade                      1,368,494        11,863           (114,260)         1,266,098
   Mortgage-backed securities*                    6,195,003        45,022            (74,746)         6,165,279
   U.S. government obligations                      276,621        15,217             (2,376)           289,462
   Foreign governments                              245,782         5,774             (1,767)           249,789
   State and political subdivisions                 154,034           499            (10,836)           143,697
   Redeemable preferred stocks                       29,715            43                  -             29,758
                                            ------------------------------------------------------------------------
Total fixed maturity securities               $  27,725,167     $ 212,421         $ (908,179)      $ 27,029,409
                                            ========================================================================
Equity securities                             $     198,640     $  39,381         $     (956)      $    237,065
                                            ========================================================================
Investment in Parent Company                  $       8,597     $  44,486         $        -       $     53,083
                                            ========================================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                            2000              1999
                                                      -------------------------------
                                                            (In Thousands)
Gross unrealized gains                                  $   671,970     $    296,288
Gross unrealized losses                                    (730,882)        (909,135)
DPAC and other fair value adjustments                        23,119          200,353
Deferred federal income taxes                                 4,330           55,631
Other                                                            (3)              (2)
                                                      --------------------------------
Net unrealized losses on securities                     $   (31,466)    $   (356,865)
                                                      ================================

The contractual maturities of fixed maturity securities at December 31, 2000 were as follows:

                                                   2000                             1999
                                    -----------------------------------------------------------------------
                                         Amortized         Market         Amortized        Market
                                           Cost             Value           Cost            Value
                                    -----------------------------------------------------------------------
                                              (In thousands)                     (In thousands)
Fixed maturity securities, excluding
 mortgage-backed securities:
      Due in one year or less         $   832,001      $    833,695     $   810,124       $   813,683
      Due after one year through
         five years                     5,539,620         5,562,918       5,380,557         5,394,918
      Due after five years through
         ten years                      7,492,395         7,433,403       8,350,207         8,080,065
      Due after ten years               6,894,200         6,681,227       6,988,799         6,575,461
Mortgage-backed securities              6,340,762         6,480,452       6,195,480         6,165,282
                                    -----------------------------------------------------------------------
Total fixed maturity securities       $27,098,978      $ 26,991,695     $27,725,167       $27,029,409
                                    =======================================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $12.3 billion, $12.3 billion, and $5.4 billion, during 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

2. Investments (continued)

2.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2000 and 1999:

                                      Outstanding    Percent of        Percents
                                        Amount          Total        Nonperforming
                                     ---------------------------------------------
                                     (In Millions)
December 31, 2000
Geographic distribution:
   South Atlantic                        $     461        22.0%          0.0%
   Pacific                                     374        17.9           7.6
   West South Central                          200         9.6           0.0
   East South Central                          158         7.6           0.0
   East North Central                          290        13.9           0.0
   Mid-Atlantic                                374        18.0           0.0
   Mountain                                     89         4.3           0.0
   West North Central                           68         3.3           0.0
   New England                                  79         3.8           0.0
Allowance for losses                            (9)       (0.4)          0.0
                                       --------------------------
Total                                    $   2,084       100.0%          1.4%
                                       ==========================

Property type:
   Retail                                $     596        28.5%          0.0%
   Office                                      900        43.2           3.2
   Industrial                                  300        14.4           0.0
   Apartments                                  181         8.7           0.0
   Hotel/motel                                  77         3.7           0.0
   Other                                        39         1.9           0.0
Allowance for losses                            (9)       (0.4)          0.0
                                       --------------------------
Total                                    $   2,084       100.0%          1.4%
                                       ==========================

                    American General Life Insurance Company

2. Investments (continued)

2.4 Mortgage Loans on Real Estate (continued)

                                  Outstanding        Percent of         Percent
                                    Amount             Total          Nonperforming
                                -------------------------------------------------------
                                 (In Millions)
December 31, 1999
Geographic distribution:
   South Atlantic                   $     470            24.6%             0.2%
   Pacific                                363            18.9              7.8
   Mid-Atlantic                           185             9.6              0.0
   East North Central                     144             7.5              0.0
   Mountain                               256            13.3              0.0
   West South Central                     323            16.8              0.9
   East South Central                     107             5.6             13.8
   West North Central                      43             2.2              0.0
   New England                             44             2.3              0.0
Allowance for losses                      (16)           (0.8)             0.0
                                -----------------------------------
Total                               $   1,919           100.0%             2.4%
                                ===================================

Property type:
   Office                           $     628            32.6%             2.5%
   Retail                                 746            38.9              4.2
   Industrial                             302            15.7              0.0
   Apartments                             189             9.9              0.0
   Hotel/motel                             46             2.4              0.0
   Other                                   24             1.3              0.2
Allowance for losses                      (16)           (0.8)             0.0
                                -----------------------------------
Total                               $   1,919           100.0%             2.4%
                                ===================================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. Deferred Policy Acquisitions Costs

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                                            2000              1999                1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Balance at January 1                                   $     1,956,653   $     1,087,718    $       835,031
   Capitalization                                              174,379           191,143            135,023
   Accretion of interest                                       124,927           116,711            109,173
   Amortization                                                (23,443)         (101,066)          (125,062)
   Effect of net realized and unrealized gains
      (losses) on securities                                  (141,706)          662,147            133,553
                                                     --------------------------------------------------------
Balance at December 31                                 $     2,090,810   $     1,956,653    $     1,087,718
                                                     ========================================================

4. Other Assets

Other assets consisted of the following:

                                                                 December 31
                                                           2000              1999
                                                     ------------------------------------
                                                               (In Thousands)
Goodwill                                               $      27,069    $      52,317
Cost of insurance purchased ("CIP")                           15,598           19,014
Computer software                                             73,215          117,571
Other                                                        112,803           61,397
                                                     ------------------------------------
Total other assets                                     $     228,685    $     250,299
                                                     ====================================

                    American General Life Insurance Company

4. Other Assets (continued)

A rollforward of CIP for the year ended December 31, 2000, was as follows:

                                                       2000              1999
                                                 ------------------------------------
                                                           (In Thousands)
Balance at January 1                               $      19,014    $      22,113
Accretion of interest at 5.02%                               788              926
Amortization                                              (3,432)          (4,025)
Other changes                                               (772)               -
                                                 ------------------------------------
Balance at December 31                             $      15,598    $      19,014
                                                 ====================================

5. Federal Income Taxes

5.1 Tax Liabilities

Income tax liabilities were as follows:

                                                                    December 31
                                                              2000              1999
                                                        ------------------------------------
                                                                  (In Thousands)
Current tax (receivable) payable                          $       9,260    $      25,074
Deferred tax liabilities, applicable to:
   Net income                                                   463,117          405,889
   Net unrealized investment gains                               (6,063)         (55,631)
                                                        ------------------------------------
Total deferred tax liabilities                                  457,054          350,258
                                                        ------------------------------------
Total current and deferred tax liabilities                $     466,314    $     375,332
                                                        ====================================

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.1 Tax Liabilities (continued)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                                     $     624,393    $     601,678
   Basis differential of investments                                            55,603                -
   Other                                                                       143,307          171,763
                                                                        ------------------------------------
Total deferred tax liabilities                                                 823,303          773,441

Deferred tax assets applicable to:
   Policy reserves                                                            (285,488)        (215,465)
   Basis differential of investments                                                 -         (158,421)
   Other                                                                       (89,761)        (141,236)
                                                                       ------------------------------------
Total deferred tax assets before valuation allowance                          (375,249)        (515,122)
Valuation allowance                                                              9,000           91,939
                                                                       ------------------------------------
Total deferred tax assets, net of valuation allowance                         (366,249)        (423,183)
                                                                       ------------------------------------
Net deferred tax liabilities                                             $     457,054    $     350,258
                                                                       ====================================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income form operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2000, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.2 Tax Expense

Components of income tax expense for the years were as follows:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Current expense                                         $    174,263      $    176,725     $    134,344
Deferred expense (benefit):
   Deferred policy acquisition cost                           82,739            65,377           33,230
   Policy reserves                                            12,738           (22,654)           2,189
   Basis differential of investments                          14,627            (4,729)          11,969
   Litigation settlement                                       2,764            22,641          (33,983)
   Year 2000                                                       -                 -           (9,653)
   Internally developed software                               3,702            18,654                -
   Other, net                                                (29,973)            7,182           15,623
                                                     ------------------------------------------------------
Total deferred expense                                        86,597            86,471           19,375
                                                     ------------------------------------------------------
Income tax expense                                      $    260,860      $    263,196     $    153,719
                                                     ======================================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Income tax at statutory percentage of
   GAAP pretax income                                   $    279,241      $    266,386     $    164,638
Tax-exempt investment income                                 (16,654)          (16,423)         (11,278)
Goodwill                                                         669               853              712
Other                                                         (2,396)           12,380             (353)
                                                     ------------------------------------------------------
Income tax expense                                      $    260,860      $    263,196     $    153,719
                                                     ======================================================

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.3 Taxes Paid

Income taxes paid amounted to approximately $182 million, $126 million, and $159 million, in 2000, 1999, and 1998, respectively.

5.4 Tax Return Examinations

The Parent Company and the majority of its subsidiaries file a consolidated federal income tax return. The Internal Revenue Service ("IRS") has completed examinations of the Parent Company's tax returns through 1992. The IRS is currently examining tax returns for 1993 through 1999. In addition, the tax returns of companies recently acquired are also being examined. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

6. Transactions With Affiliates

Affiliated notes and accounts receivable were as follows:

                                               December 31, 2000                December 31, 1999
                                       --------------------------------------------------------------------
                                           Par Value       Book Value       Par Value       Book Value
                                       --------------------------------------------------------------------
                                                                 (In Thousands)
American General Corporation,
   9%, due 2008                           $     4,725      $     3,486     $    4,725       $     3,410
American General Corporation,
   Promissory notes, due 2004                   9,786            9,786         12,232            12,232
American General Corporation,
   Restricted Subordinated Note,
   13 1/2%, due 2002                           25,321           25,321         27,378            27,378
                                       --------------------------------------------------------------------
Total notes receivable from affiliates         39,832           38,593         44,335            43,020
Accounts receivable from affiliates                 -           39,632              -            32,175
                                       --------------------------------------------------------------------
Indebtedness from affiliates              $    39,832      $    78,225     $   44,335       $    75,195
                                       ====================================================================

                    American General Life Insurance Company

6. Transactions With Affiliates (continued)

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $85,002,378, $55,318,000, and $46,921,000, for such services in
2000, 1999, and 1998, respectively. Accounts payable for such services at December 31, 2000 and 1999 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly-owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $171,650,000, $138,885,000, and $66,550,000, for such services and rent in 2000, 1999, and
1998, respectively. Accounts receivable for rent and services at December 31, 2000 and 1999 were not material.

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. Benefit Plans

7.1 Pension Plans

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 65% and 28%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 1% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.1 Pension Plans (continued)

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $58 million.

The components of pension (income) expense and underlying assumptions were as follows:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Service cost                                            $      4,605      $      3,575     $      3,693
Interest cost                                                  9,818             7,440            6,289
Expected return on plan assets                               (17,815)          (12,670)          (9,322)
Amortization                                                    (918)             (820)            (557)
Recognized Net Actuarial Loss/(Gain)                            (868)                -                -
                                                     ------------------------------------------------------
Pension (income) expense                                $     (5,178)     $     (2,475)    $        103
                                                     ======================================================

Discount rate on benefit obligation                             8.00%             7.75%            7.00%
Rate of increase in compensation levels                         4.50%             4.25%            4.25%
Expected long-term rate of return on plan assets
                                                               10.35%            10.35%           10.25%

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:


                                                             2000              1999
                                                       ------------------------------------
                                                                 (In Thousands)
Projected benefit obligation (PBO)                        $    130,175     $    100,600
Plan assets at fair value                                      187,266          145,863
                                                       ------------------------------------
Plan assets at fair value in excess of PBO                      57,091           45,263
Other unrecognized items, net                                  (32,730)         (26,076)
                                                       ------------------------------------
Prepaid pension expense                                   $     24,361     $     19,187
                                                       ====================================

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.1 Pension Plans (continued)

The change in PBO was as follows:

                                                             2000              1999
                                                       ------------------------------------
                                                                 (In Thousands)
PBO at January 1                                          $    100,600     $     96,554
Service and interest costs                                      14,423           11,015
Benefits paid                                                   (5,394)          (4,919)
Actuarial loss                                                   1,668          (12,036)
Amendments, transfers, and acquisitions                         18,878            9,986
                                                       ------------------------------------
PBO at December 31                                        $    130,175     $    100,600
                                                       ====================================

The change in the fair value of plan assets was as follows:

                                                           2000              1999
                                                     ------------------------------------
                                                               (In Thousands)
Fair value of plan assets at January 1                  $    145,863     $    120,898
Actual return on plan assets                                   9,249           17,934
Benefits paid                                                 (5,344)          (4,919)
Acquisitions and other                                        37,498           11,950
                                                     ------------------------------------
Fair value of plan assets at December 31                $    187,266     $    145,863
                                                     ====================================

Postretirement Benefits Other Than Pensions

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.2 Postretirement Benefits Other Than Pensions (continued)

The life plans are insured through December 31, 1999. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit expense in 2000, 1999, and 1998 was $35,000, $254,000, and $60,000, respectively. The accrued liability for postretirement benefits was $20.5 million and $18.8 million at December 31, 2000, 1999, and 1998, respectively. These liabilities were discounted at the same rates used for the pension plans.

8. Derivative Financial Instruments

8.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to reducing its exposure to interest rate and currency exchange risk. The Company uses interest rate and currency swap agreements and options to enter into interest rate swap agreements. The Company accounts for these derivative and financial instruments as hedges. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

8.2 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.2 Interest Rate and Currency Swap Agreements (continued)

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.2 Interest Rate and Currency Swap Agreements (continued)

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                             2000        1999
                                                                       ---------------------------
                                                                           (Dollars in Millions)
Interest rate swap agreements to receive fixed rate:
   Notional amount                                                        $   160      $    160
   Average receive rate                                                      6.74%         6.73%
   Average pay rate                                                          6.94%         6.55%
Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
      Notional amount (in U.S. dollars)                                   $    74      $    124
      Average exchange rate                                                  1.43          1.50
Currency swap agreements (receive U.S. dollars/pay Australian dollars):
      Notional amount (in U.S. dollars)                                   $    23      $     23
      Average exchange rate                                                  1.85          0.65

8.3 Swaptions

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.3 Swaptions (continued)

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                           2000          1999
                                      ------------------------------
                                          (Dollars in Millions)
Call swaptions:
   Notional amount                       $    723      $   3,780
   Average strike rate                       5.00%          4.52%

Put swaptions:
   Notional amount                       $    790      $   2,140
   Average strike rate                       8.70%          8.60%

8.4 Credit and Market Risk

Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                                   2000                      1999
                                           Fair       Carrying         Fair       Carrying
                                          Value        Amount         Value        Amount
                                    ----------------------------------------------------------------
                                                                (In millions)
Assets
Fixed maturity and equity securities    $ 27,406      $  27,406       $  27,266      $ 27,266
Mortgage loans on real estate              2,090          2,084           1,829         1,919
Policy loans                               1,357          1,297           1,205         1,235
Short-term investments                       140            140             124           124
Assets held in separate accounts          22,226         22,226          23,232        23,232

Liabilities
Insurance investment contracts            25,038         25,328          24,099        25,917
Liabilities related to separate
    accounting                            22,226         22,226          23,232        23,232

The following methods and assumptions were used to estimate the fair value of financial instruments:

         Fixed Maturity and Equity Securities

         Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments (continued)

         Mortgage Loans on Real Estate

         Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

         Policy Loans

         Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

         Investment in Parent Company

         The fair value of the investment in Parent Company is based on quoted market prices of American General Corporation common stock.

         Assets and Liabilities Related to Separate Accounts

         The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

         Derivative Financial Instruments

         If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $4.7 million at December 31, 2000 and 1999, respectively, and received $11.4 million and $2.3 million at December 31, 2000 and 1999. These fair values were estimated using cash flows discounted at current market rates.

         Insurance Investment Contracts

         Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments (continued)

         Indebtedness From Affiliates

         Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. Fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. Dividends Paid

American General Life Insurance Company paid $251 million, $187 million, and $244 million, in dividends on common stock to AGC Life Insurance Company in 2000, 1999, and 1998, respectively. The Company also paid $680 thousand per year in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2000, 1999, and 1998.

11. Restrictions, Commitments, and Contingencies

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2000, approximately $3.1 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.3 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. Restrictions, Commitments, and Contingencies (continued)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1998, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2000, the Company has a remaining market conduct litigation liability of $6.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. Restrictions, Commitments, and Contingencies (continued)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2000 and 1999, the Company has accrued $3.8 million and $8.6 million, respectively, for guaranty fund assessments, net of $-0- million and $3.4 million, respectively, of premium tax deductions. The Company has recorded receivables of $5.9 million and $4.4 million at December 31, 2000 and 1999, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $6.2 million, $2.1 million, and $3.6 million, in 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

12. Reinsurance

Reinsurance transactions for the years ended December 31, 2000, 1999, and 1998 were as follows:

                                                            Ceded to        Assumed                          Percentage
                                                Gross         Other        From Other                        of Amount
                                               Amount       Companies      Companies        Net Amount      Assumed to Net
                                         -----------------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 2000
Life insurance in force                    $ 53,258,777    $ 21,254,765     $    401,854    $ 32,405,866        1.24%
                                         ====================================================================
Premiums:
   Life insurance and annuities                 138,418          77,566              810          61,662        1.31%
   Accident and health insurance                    877             127                -             750        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $    139,295    $     77,693     $        810    $     62,412        1.30%
                                         ====================================================================
December 31, 1999
Life insurance in force                    $ 50,060,334    $ 17,056,734     $    524,062    $ 33,527,662        1.56%
                                         ====================================================================
Premiums:
   Life insurance and annuities            $    101,900    $     49,530     $        252    $     52,622        0.48%
   Accident and health insurance                    977              84                -             893        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $    102,877    $     49,614     $        252    $     53,515        0.47%
                                         ====================================================================
December 31, 1998
Life insurance in force                    $ 46,057,031    $ 13,288,183     $    629,791    $ 33,398,639        1.89%
                                         ====================================================================
Premiums:
   Life insurance and annuities            $     90,298    $     42,235     $        117    $     48,180        0.24%
   Accident and health insurance                  1,134              87                -           1,047        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $     91,432    $     42,322     $        117    $     49,227        0.24%
                                         ====================================================================

Reinsurance recoverable on paid losses was approximately $12.2 million, $8.0 million, and $7.7 million, at December 31, 2000, 1999, and 1998, respectively. Reinsurance recoverable on unpaid losses was approximately $3.2 million, $10.5 million, and $2.5 million, at December 31, 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

13. Division Operations

13.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Services

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. Division Operations

13.2 Division Results

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                                Revenues                  Income Before Taxes                   Earnings
                     ------------------------------------------------------------------------------------------------
                        2000      1999      1998       2000       1999       1998       2000       1999      1998
                     ------------------------------------------------------------------------------------------------
                                                              (In Millions)
Retirement Services    $ 2,215   $ 2,088   $ 1,987    $   702    $  567    $  469     $   463     $  374    $ 315
Life Insurance             942       883       870        199       191       162         143        123      107
                     ------------------------------------------------------------------------------------------------
Total divisions          3,157     2,971     2,857        901       758       631         606        497      422
Goodwill amortization        -         -         -         (1)       (2)       (2)         (1)        (2)      (2)
RG (L)                     (98)        5       (34)       (98)        5       (34)        (64)         3      (22)
Nonrecurring items           -         -         -          -         -      (125)(a)       -          -      (81)(a)
                     ------------------------------------------------------------------------------------------------
Total consolidated     $ 3,059   $ 2,976   $ 2,823    $   802    $  761    $  470     $   541     $  498    $ 317
                     ================================================================================================

(a) Includes $97 million pretax ($63 million after-tax) in litigation settlements and $28 million pretax ($18 million after-tax) in Year 2000 costs.

Division balance sheet information was as follows:

                                                                 Assets                       Liabilities
                                                    -----------------------------------------------------------------
                                                                              December 31
                                                    -----------------------------------------------------------------
In millions                                               2000            1999            2000            1999
                                                    -----------------------------------------------------------------
Retirement Services                                    $    46,356     $    47,323     $    43,970     $    45,359
Life Insurance                                              10,685           9,837           9,610           8,955
                                                    -----------------------------------------------------------------
Total consolidated                                     $    57,041     $    57,160     $    53,580     $    54,314
                                                    =================================================================

                    American General Life Insurance Company

14. Subsequent Event

On March 11, 2001, American General Corporation entered into a definitive merger agreement with Prudential plc. Under the agreement, American General Corporation's shareholders will exchange shares of American General Corporation's common stock for 3.6622 shares of Prudential plc common stock. The transaction, which is subject to shareholder and regulatory approvals, is expected to be completed in third quarter 2001.

PART II

(OTHER INFORMATION)

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

     American General Life Insurance Company's Bylaws provide in Article VII, for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

The 2 facing sheets, including the Note.

Cross-Reference Table.

Prospectus supplement consisting of 2 pages of text, plus 27 financial pages of Separate Account VL-R, plus 48 financial pages of American General Life Insurance Company.

The undertaking to file reports.

The Rule 484 undertaking.

Representation pursuant to Section 26(e)(2)(A).

The signatures.

Written Consents of the following persons:

     Independent Auditors


The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

     (1)  (a)     Resolutions of Board of Directors of American General Life
                  Insurance Company authorizing the establishment of Separate
                  Account VL-R. (1)

          (b) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of variable life insurance standards of suitability and conduct. (1)

     (2)          Not applicable.

     (3)  (a)     Form of Distribution Agreement between American General Life
                  Insurance Company and American General Distributors, Inc. (17)

          (b)     Form of Selling Group Agreement.  (17)

          (c) Schedule of Commissions (incorporated by reference from the text included under the heading "Distribution of the Policies" in the prospectus that is filed as part of this amended Registration Statement).

     (4)          Not applicable.

     (5) (a) (i)   Specimen form of the "Platinum Investor I" Variable Universal
                   Life Insurance Policy (Policy Form No. 97600). (1)

             (ii) Specimen form of the "Platinum Investor II" Variable Universal Life Insurance Policy (Policy Form No. 97610). (1)

     (6) (a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991.
                   (2)

         (b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (3)

         (c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

     (7)           Not applicable.

     (8) (a) (i)   Form of Participation Agreement by and Among AIM Variable
                   Insurance Funds, Inc., A I M Distributors, Inc., American
                   General Life Insurance Company, on Behalf of Itself and its
                   Separate Accounts, and American General Securities
                   Incorporated. (6)

             (ii) Form of Amendment Four to Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (17)

         (b) (i) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

             (ii) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

             (iii) Form of Amendment Two to Participation Agreement by and
                   between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company.
                   (15)

       (iv) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (17)

    (c)(i) Form of Participation Agreement Between American General Life Insurance Company and Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

       (ii) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

    (d)(i) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

       (ii) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (15)

    (e)(i) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (9)

       (ii) Amendment Number 1 to Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated.
              (11)

       (iii) Amended Number 2 to Participation Agreement Among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company, and American General Securities Incorporated. (6)

       (iv) Form of Amendment Seven to Participation Agreement Among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company, and American General Securities Incorporated. (17)

    (f) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

    (g)(i) Form of Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resource Series Trust and SAFECO Securities, Inc. (6)

       (ii) Form of Amendment Four Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resource Series Trust, and SAFECO Securities, Inc. (17)

    (h)(i) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

       (ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

       (iii) Form of Amendment Two to Amended and Restated Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Distributors, Inc. and Van Kampen American Capital Asset Management, Inc. (6)

       (iv) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc., American General Life Insurance Company, and American General Securities Incorporated.
              (17)

    (i) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

    (j) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrerd, LLP and Morgan Stanley Dean Witter Investment Management Inc. (14)

    (k) Form of Administrative Services Agreement between American General Life Insurance Company and SAFECO Asset Management Company. (11)

    (l) Form of Services Agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

    (m) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

    (n)(i) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

       (ii) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company to the Dreyfus Corporation effective as of December 1, 1998. (4)

    (o) Form of Administrative Service Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company. (14)

    (p)(i) Form of Participation Agreement by and between American General Life Insurance Company, Ayco Asset Management and Ayco Series Trust. (15)

       (ii) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company, Ayco Asset Management and Ayco Series Trust. (18)

    (q) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (15)

    (r) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (15)

    (s) Form of Participation Agreement by and between American General Life Insurance Company and J. P. Morgan Series Trust II. (15)

    (t) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (15)

    (u) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (15)

    (v) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (15)

    (w) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (15)

    (x)(i) Form of Administrative Services Agreement by and between Ayco Asset Management and American General Life Insurance Company. (15)

       (ii) Form of Amendment No. 1 to Administrative Services Agreement by and between Ayco Asset Management and American General Life Insurance Company. (18)

    (y) Form of Service Contract by and between Fidelity Distributors Corporation and American General Life Insurance Company. (15)

    (z) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (15)

    (aa) Form of Administrative Services Agreement by and between American General Life Insurance Company and Morgan Guaranty Trust Company of New York. (15)

    (bb) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (15)

    (cc) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (15)

    (dd) Form of PIMCO Variable Insurance Trust Series Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (15)

    (ee) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (15)

    (ff)(i) Form of Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (19)

        (ii) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective May 1, 2000. (16)

        (iii) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective November 1, 2001. (20)

    (gg)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (21)

        (ii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (20)

    (hh) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (23)

    (ii) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (23)

    (jj) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (23)

     (kk) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (23)

 (9)          Not applicable.

(10)(a)       Single Insured Life Insurance Application - Part A.  (13)

    (b)       Single Insured Life Insurance Application - Part B. (13)

    (c)       Medical Exam Form Life Insurance Application. (13)

    (d) Specimen form of amended Supplemental Application. (Filed herewith)

    (e)       Form of amended Service Request Form. (Filed herewith)

    (f) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (16)

(11) Not applicable. Rule 17j(1)(c)(i) of the Investment Company Act of 1940 specifically exempts the Separate Account from adopting a code of ethics.

Other Exhibits

   2(a) Opinion and Consent of Steven A. Glover, Senior Counsel of American General Life Companies. (6)

   2(b) Opinion and Consent of American General Life Insurance Company's actuary. (6)

   3          Not applicable.

   4          Not applicable.

   6          Consent of Independent Auditors.  (Filed herewith)

   7          Powers of Attorney. (22)

---------------------------

(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on April 21, 1999.

(13) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on October 29, 1999.

(14) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(15) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 10, 2001.

(17) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(18) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2001.

(19) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 26, 2000.

(20) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(21) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(22) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on April 25, 2001.

(23) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this registration statement, which amendment or amendments may make such changes and additions to this registration statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Houston, and state of Texas, on the 7th day of December, 2001.

                                      AMERICAN GENERAL LIFE INSURANCE
                                      COMPANY
                                      SEPARATE ACCOUNT VL-R
                                      (Registrant)

                                 BY:  AMERICAN GENERAL LIFE INSURANCE
                                      COMPANY
                                      (On behalf of the Registrant and itself)



                                 BY: /s/  ROBERT F. HERBERT, JR.
                                     ---------------------------
                                      Robert F. Herbert, Jr.
                                      Senior Vice President, Treasurer and
                                         Controller

[SEAL]


ATTEST: /s/  LAUREN W. JONES
        ----------------------
          Lauren W. Jones
          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                       Date
---------                           -----                       ----


RODNEY O. MARTIN, JR.*        Director, Chairman and       December 7, 2001
----------------------        Chief Executive Officer
(Rodney O. Martin, Jr.)


DONALD W. BRITTON*            Director                     December 7, 2001
------------------
(Donald W. Britton)


DAVID L. HERZOG*              Director, Executive Vice     December 7, 2001
----------------              President and Chief
(David L. Herzog)             Financial Officer



DAVID A. FRAVEL*              Director                     December 7, 2001
----------------
(David A. Fravel)


ROYCE G. IMHOFF, II*          Director                     December 7, 2001
--------------------
(Royce G. Imhoff, II)


JOHN V. LAGRASSE*             Director                     December 7, 2001
-----------------
(John V. LaGrasse)


*  /s/  ROBERT F. HERBERT, JR.
------------------------------
By:  Robert F. Herbert, Jr.
     Attorney-in-Fact

EXHIBIT INDEX:

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (10)(d) Specimen form of amended Supplemental Application.

          (10)(e) Form of amended Service Request Form.


     Other Exhibits

          6  Consent of Independent Auditors.




                                      E-1